Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 2.1%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/26 ......... USD 640 $ 661,760
Series B , RB , 5.00% , 09/01/26 ......... 1,435 1,483,789
Series 2016A , RB , 5.00% , 09/01/36 ..... 1,285 1,328,689
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 206,168
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 1,890 1,896,221
Series B , RB , 5.00% , 05/01/26 ......... 55 55,258
Series C , RB , 5.00% , 06/01/26 ......... 150 150,238
Series 2020A , RB , 5.00% , 11/01/26 ..... 520 539,993
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(a)
........ 3,300 3,309,805
City of Huntsville, Series 2016D, GO,
5.00%, 05/01/26 ................. 40 41,133
State of Alabama
Series 2016C , GO , 5.00% , 08/01/26 ..... 285 294,510
Series 2016A , GO , 5.00% , 11/01/26 ..... 120 122,648
Series 2016C , GO , 5.00% , 08/01/27 ..... 430 443,352
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/26 ..... 145 149,545
Series 2019C , RB , 5.00% , 07/01/26 ..... 230 237,210
10,920,319
Alaska — 0.1%
Municipality of Anchorage
Series 2018A , GO , 5.00% , 09/01/26 ..... 115 118,695
Series 2022A , GO , 5.00% , 09/01/26 ..... 375 387,050
State of Alaska, Series 2024B, GO,
5.00%, 08/01/26 ................. 100 103,309
609,054
Arizona — 2.0%
Arizona Board of Regents
Series 2021A , COP , 5.00% , 06/01/26 .... 310 318,494
Series 2020A , RB , 5.00% , 07/01/26 ..... 75 77,341
Series 2017B , RB , 5.00% , 07/01/26 ..... 130 134,093
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/26 ................. 305 314,532
Arizona State University, Series 2019A, RB,
5.00%, 07/01/26 ................. 45 46,404
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/26 ...... 135 139,219
Series 2017A , RB , 5.00% , 07/01/26 ..... 450 464,064
City of Glendale, Series 2015, RB,
5.00%, 07/01/26 ................. 510 514,073
City of Mesa Utility System, Series 2016, RB,
5.00%, 07/01/26 ................. 130 134,256
City of Phoenix
Series 2016 , GO , 4.00% , 07/01/26 ...... 275 280,103
Series 2016 , GO , 5.00% , 07/01/26 ...... 885 913,598
Series 2016 , GO , 5.00% , 07/01/27 ...... 435 448,176
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/26 ..... 170 171,519
Series 2016 , RB , 5.00% , 07/01/26 ...... 140 144,524
Series 2020A , RB , 5.00% , 07/01/26 ..... 345 356,148
Series 2021B , RB , 5.00% , 07/01/26 ..... 735 758,751
Series 2022 , RB , 5.00% , 07/01/26 ...... 260 268,402
Series B , RB , 5.00% , 07/01/26 ......... 295 304,533
Series 2005B , RB , 5.50% , 07/01/26 ( NPFGC ) 40 41,568
Series 2016 , RB , 5.00% , 07/01/27 ...... 360 370,883
Security
Par (000)
Par (000) Value
Arizona (continued)
City of Tucson Water System, Series 2017, RB,
5.00%, 07/01/26 ................. USD 225 $ 232,081
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/26 ...... 375 386,854
Series 2020A , RB , 5.00% , 07/01/26 ..... 470 484,857
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,385 1,414,078
Series 2017A , RB , 5.00% , 01/01/26 ..... 255 260,354
Series 2019A , RB , 5.00% , 01/01/26 ..... 250 255,249
Series 2021A , RB , 5.00% , 01/01/26 ..... 210 214,409
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/26 ................. 130 133,870
University of Arizona (The)
Series 2016 , RB , 5.00% , 06/01/26 ...... 140 144,151
Series A , RB , 5.00% , 06/01/26 ......... 165 166,134
Series 2016A , RB , 4.00% , 06/01/28 ..... 290 292,881
10,185,599
Arkansas — 0.2%
State of Arkansas
Series 2014 , GO , 5.00% , 04/01/26 ...... 115 115,213
Series 2014 , GO , 5.00% , 10/01/26 ...... 20 20,030
University of Arkansas, Series 2014, RB,
5.00%, 03/01/26 ................. 1,000 1,001,637
1,136,880
California — 10.1%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 253,892
Alameda Unified School District-Alameda
County, Series 2004-A, GO, 0.00%, 08/01/26
(AGM)
(b)
...................... 105 100,366
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26 (AGM)
(b)
........ 55 52,495
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 476,809
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 520,695
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/26 ................. 275 283,227
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(b)
............. 100 95,727
California Health Facilities Financing Authority,
Series 2015, RB, 5.00%, 11/15/26 ...... 115 116,952
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 10/01/26 ...... 110 113,179
Series 2017 , RB , 5.00% , 10/01/26 ...... 80 83,294
Series 2019 , RB , 5.00% , 10/01/26 ...... 130 135,352
Series 2016 , RB , 5.00% , 10/01/27 ...... 335 344,347
Series 2016A , RB , 5.00% , 10/01/27 ..... 100 104,121
Series 2016A , RB , 4.00% , 10/01/35 ..... 100 102,504
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/26 ..... 195 199,365
Series 2016B , RB , 5.00% , 04/01/26 ..... 190 194,949
Series 2017F , RB , 5.00% , 04/01/26 ..... 300 307,813
Series 2022C , RB , 5.00% , 08/01/26 ..... 190 196,349
Series E , RB , 5.00% , 09/01/26 ......... 75 77,641
Series B , RB , 5.00% , 10/01/26 ......... 385 399,254
Series 2016C , RB , 5.00% , 11/01/27 ..... 315 326,668
Series 2016D , RB , 4.00% , 04/01/28 ..... 250 253,832
California State University
Series 2015A , RB , 5.00% , 11/01/26 ..... 255 259,323
Series 2016A , RB , 5.00% , 11/01/26 ..... 210 216,179

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 11/01/26 ..... USD 220 $ 229,519
Series 2018A , RB , 5.00% , 11/01/26 ..... 375 391,225
Series 2020A , RB , 5.00% , 11/01/26 ..... 50 52,163
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 150,540
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 80 82,964
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/26 (AGM) ..... 355 365,995
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/26 ................. 150 153,407
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/26 ..... 110 113,337
Series 2019E , RB, AMT , 5.00% , 05/15/26 . 275 283,342
Series 2023B , RB , 5.00% , 05/15/26 ..... 410 422,437
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/26 ..... 120 123,619
Series D , RB , 5.00% , 06/01/26 ......... 750 755,746
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 166,012
City of San Francisco
Series D , RB , 5.00% , 11/01/26 ......... 240 250,295
Series A , RB , 5.00% , 11/01/27 ......... 365 379,196
Contra Costa Transportation Authority Sales Tax
Series 2015A , RB , 4.00% , 03/01/26 ..... 205 205,183
Series 2018B , RB , 5.00% , 03/01/26 ..... 80 82,190
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 52,086
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/26 ..... 140 141,557
Series 2017B , RB , 5.00% , 06/01/26 ..... 335 346,215
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/26
(b)
................ 150 143,528
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26 (AGC)
(b)
.... 50 47,864
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(b)
............ 80 76,413
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(b)
....... 100 95,082
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(b)
.................... 100 95,826
Grossmont Union High School District
(b)
Series 2004 , GO , 0.00% , 08/01/26 ( AGM ) . 90 86,066
Series 2008 , GO , 0.00% , 08/01/26 ...... 725 692,799
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 103,540
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 235 243,320
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 230 237,394
Series I , GO , 4.00% , 08/01/26 ......... 205 209,422
Series 2024 , GO , 5.00% , 08/01/26 ...... 500 518,073
Series C-1 , GO , 5.00% , 08/01/26 ....... 415 430,001
Series D , GO , 5.00% , 08/01/26 ........ 500 518,073
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/26 ..... 545 562,160
Series 2021A , RB , 5.00% , 06/01/26 ..... 125 128,936
Series 2016A , RB , 5.00% , 07/01/26 ..... 375 384,213
Series 2017A , RB , 5.00% , 07/01/26 ..... 380 392,707
Series 2019C , RB , 5.00% , 07/01/26 ..... 100 103,344
Series 2023-A , RB , 5.00% , 07/01/26 ..... 715 738,910
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , RB , 5.00% , 06/01/27 ..... USD 215 $ 220,883
Los Angeles County Public Works Financing
Authority, Series 2015B, RB, 5.00%, 12/01/26 130 132,426
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 500 494,396
Series 2017A , RB , 5.00% , 07/01/26 ..... 360 367,111
Series 2018A , RB , 5.00% , 07/01/26 ..... 80 81,580
Series 2018B , RB , 5.00% , 07/01/26 ..... 295 300,485
Series 2019C , RB , 5.00% , 07/01/26 ..... 235 239,642
Series 2019D , RB , 5.00% , 07/01/26 ..... 75 76,481
Series 2020A , RB , 5.00% , 07/01/26 ..... 320 326,321
Series 2021C , RB , 5.00% , 07/01/26 ..... 190 193,533
Series 2022E , RB , 5.00% , 07/01/26 ..... 175 178,457
Series 2023D , RB , 5.00% , 07/01/26 ..... 125 127,469
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/26 ..... 445 451,040
Series 2016B , RB , 5.00% , 07/01/26 ..... 165 167,240
Series 2018B , RB , 5.00% , 07/01/26 ..... 275 280,737
Series 2020A , RB , 5.00% , 07/01/26 ..... 215 219,485
Series 2021B , RB , 5.00% , 07/01/26 ..... 145 148,025
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/26 ..... 115 118,635
Series 2017A , GO , 5.00% , 07/01/26 ..... 735 758,234
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 155 159,900
Series 2020A , GO , 5.00% , 07/01/26 ..... 360 371,380
Series 2020C , GO , 5.00% , 07/01/26 ..... 130 134,109
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 440 453,909
Series 2022QRR , GO , 5.00% , 07/01/26 ... 135 139,267
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 280 278,160
Series 2019A , RB , 5.00% , 07/01/26 ..... 290 300,599
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 182,506
Midpeninsula Regional Open Space District
Field Employees Corp., Series A, GO,
5.00%, 09/01/27 ................. 100 103,909
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/26 ..... 415 431,356
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(b)
... 190 181,855
Northern California Sanitation Agencies
Financing Authority, Series 2015, RB,
5.00%, 08/01/26 ................. 80 81,010
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(b)
............. 335 321,302
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(b)
.................... 165 156,668
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 129,558
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 41,433
Riverside County Transportation Commission
Sales Tax
Series 2016A , RB , 3.00% , 06/01/26 ..... 820 820,037
Series 2017A , RB , 5.00% , 06/01/26 ..... 540 556,286
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/26 ...... 230 232,088
Series 2017E , RB , 5.00% , 08/15/26 ..... 80 82,916
Series 2022J , RB , 5.00% , 08/15/26 ..... 75 77,734
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/26 ................. 200 205,960
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/26 ......... 100 100,577

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego Public Facilities Financing Authority
Series 2015 , RB , 4.00% , 05/15/26 ...... USD 80 $ 80,271
Series 2020A , RB , 5.00% , 08/01/26 ..... 210 217,622
Series 2023A , RB , 5.00% , 08/01/26 ..... 330 341,978
San Diego Unified School District
Series 2009-1 , GO , 0.00% , 07/01/26
(b)
... 50 47,963
Series 2016R-5 , GO , 5.00% , 07/01/26 ... 305 315,845
Series C-2 , GO , 5.50% , 07/01/26 ( AGM ) .. 360 375,421
San Francisco Bay Area Rapid Transit District
Series 2019F-1 , GO , 4.00% , 08/01/26 .... 55 56,268
Series 2019B-1 , GO , 5.00% , 08/01/26 .... 210 217,905
Series 2015D , GO , 5.00% , 08/01/26 ..... 65 65,713
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 515 529,899
Series 2022B , RB , 5.00% , 05/01/26 ..... 115 118,327
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,000 1,013,217
Series 2023A , RB , 5.00% , 10/01/26 ..... 500 520,363
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 95 90,716
Series A , GO , 0.00% , 09/01/26 ( NPFGC ) .. 275 262,598
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 103,660
Santa Clara County Financing Authority, Series
2019A, RB, 5.00%, 05/01/26 ......... 160 165,005
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/26 ..... 185 190,491
Series 2018A , RB , 5.00% , 06/01/26 ..... 100 103,388
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 182,354
Santa Monica Community College District,
Series 2010E, GO, 0.00%, 08/01/26
(b)
.... 500 476,178
Santa Monica-Malibu Unified School District,
Series 2012D, GO, 4.00%, 08/01/26 ..... 40 40,263
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 720 720,750
Series 2016A , RB , 5.00% , 07/01/28 ..... 200 201,974
State of California
GO , 5.00% , 03/01/26 ............... 900 901,562
Series A , GO , 4.00% , 04/01/26 ........ 100 101,654
GO , 5.00% , 04/01/26 ............... 1,510 1,552,130
Series C , GO , 5.00% , 08/01/26 ........ 760 786,641
GO , 5.00% , 08/01/26 ............... 1,500 1,522,334
Series 2018 , GO , 5.00% , 08/01/26 ...... 340 352,172
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,150 2,225,366
GO , 5.00% , 09/01/26 ............... 1,445 1,498,392
GO , 5.00% , 10/01/26 ............... 1,580 1,632,217
GO , 4.00% , 11/01/26 ............... 850 870,236
Series 2017 , GO , 5.00% , 11/01/26 ...... 710 738,930
GO , 5.00% , 11/01/26 ............... 370 385,076
GO , 5.00% , 12/01/26 ............... 1,015 1,057,923
Series 2016 , GO , 5.00% , 08/01/27 ...... 660 681,728
GO , 5.00% , 08/01/27 ............... 305 315,041
Series 2016 , GO , 4.00% , 09/01/27 ...... 130 132,172
GO , 5.00% , 09/01/27 ............... 185 191,419
Series 2017 , GO , 4.00% , 08/01/28 ...... 80 81,115
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/26 ...... 80 82,664
Series AX , RB , 5.00% , 12/01/26 ........ 425 444,370
Series AZ , RB , 5.00% , 12/01/26 ........ 120 125,469
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,823
Security
Par (000)
Par (000) Value
California (continued)
Series BB , RB , 5.00% , 12/01/26 ........ USD 185 $ 193,432
Series AW , RB , 5.00% , 12/01/27 ....... 200 208,566
University of California
Series 2016K , RB , 4.00% , 05/15/26 ..... 180 183,079
Series 2018AZ , RB , 4.00% , 05/15/26 .... 370 376,329
Series 2015I , RB , 5.00% , 05/15/26 ...... 740 744,617
Series 2017AV , RB , 5.00% , 05/15/26 .... 210 216,223
Series 2017AY , RB , 5.00% , 05/15/26 .... 645 664,114
Series 2020BE , RB , 5.00% , 05/15/26 .... 220 226,520
Series 2021BH , RB , 5.00% , 05/15/26 .... 110 113,260
Series 2022S , RB , 5.00% , 05/15/26 ..... 125 128,704
Series 2023BN , RB , 5.00% , 05/15/26 .... 80 82,371
51,489,549
Colorado — 1.2%
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/26
(HERBIP) ..................... 535 548,096
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 70 72,322
Series 2020B , GO , 5.00% , 08/01/26 ..... 1,000 1,033,166
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/26 ..... 555 576,476
Series 2022B , RB , 5.00% , 11/15/26 ..... 380 394,704
Series 2022C , RB , 5.00% , 11/15/26 ..... 225 233,706
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/26 .... 100 103,938
Series 2020B , RB , 5.00% , 11/15/26 ..... 215 223,467
Series 2021B , RB , 5.00% , 11/15/26 ..... 175 181,892
Series 2024B , RB , 5.00% , 11/15/26 ..... 65 67,560
Series A-2 , RB , 5.00% , 11/15/26 ....... 130 135,120
City of Westminster, Series 2024, RB,
5.00%, 12/01/26 ................. 215 223,791
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/26 ......... 200 206,468
Denver City & County School District No. 1
Series 2016 , GO , 4.00% , 12/01/26 ( SAW ) . 230 232,197
Series 2017 , GO , 5.00% , 12/01/26 ( SAW ) . 315 327,766
Series 2018A , GO , 5.50% , 12/01/26 ( SAW ) 210 220,370
Series 2017 , GO , 5.00% , 12/01/27 ( SAW ) . 220 228,570
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(b)
.......... 315 299,749
Regional Transportation District, COP,
5.00%, 06/01/26 ................. 500 503,253
University of Colorado, Series 2017A-2, RB,
5.00%, 06/01/26 ................. 410 421,938
6,234,549
Connecticut — 2.1%
Connecticut State Health & Educational Facilities
Authority, Series 2017C-2, RB, VRDN,
2.80%, 02/03/26
(a)
................ 400 398,477
State of Connecticut
Series 2016A , GO , 4.00% , 03/15/26 ..... 260 263,758
Series 2016A , GO , 5.00% , 03/15/26 ..... 390 399,898
Series A , GO , 5.00% , 04/15/26 ........ 1,275 1,309,723
Series 2018B , GO , 5.00% , 04/15/26 ..... 950 975,872
Series B , GO , 5.00% , 04/15/26 ........ 170 174,630
Series 2016B , GO , 4.00% , 05/15/26 ..... 185 188,065
Series 2016B , GO , 5.00% , 05/15/26 ..... 450 463,092
Series 2020C , GO , 4.00% , 06/01/26 ..... 205 208,513
Series 2021B , GO , 4.00% , 06/01/26 ..... 100 101,714
Series 2015B , GO , 5.00% , 06/15/26 ..... 210 211,679
Series 2022C , GO , 5.00% , 06/15/26 ..... 550 567,028
Series 2023B , GO , 5.00% , 08/01/26 ..... 300 310,149

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2018F , GO , 5.00% , 09/15/26 ..... USD 230 $ 238,397
Series 2022D , GO , 5.00% , 09/15/26 ..... 380 393,873
Series E , GO , 5.00% , 10/15/26 ........ 225 233,626
Series 2022G , GO , 5.00% , 11/15/26 ..... 435 452,398
Series 2016B , GO , 5.00% , 05/15/27 ..... 315 323,296
Series 2016D , GO , 5.00% , 08/15/27 ..... 210 216,582
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 560 575,806
Series 2021A , RB , 5.00% , 05/01/26 ..... 660 678,629
Series 2024A-1 , RB , 5.00% , 07/01/26 .... 500 515,978
Series A , RB , 5.00% , 09/01/26 ......... 125 129,457
Series 2018C , RB , 5.00% , 10/01/26 ..... 80 82,985
Series 2021D , RB , 5.00% , 11/01/26 ..... 425 441,710
Series A , RB , 5.00% , 09/01/27 ......... 530 547,043
Series A , RB , 5.00% , 09/01/28 ......... 240 247,311
10,649,689
Delaware — 0.8%
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/26 ...... 515 531,675
Series 2017 , RB , 5.00% , 07/01/26 ...... 405 418,113
Series 2020 , RB , 5.00% , 09/01/26 ...... 570 590,593
Series 2016 , RB , 5.00% , 07/01/27 ...... 475 490,086
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 345 352,164
Series 2020A , GO , 5.00% , 01/01/26 ..... 240 244,983
Series 2019 , GO , 5.00% , 02/01/26 ...... 150 153,399
Series 2017 , GO , 5.00% , 03/01/26 ...... 390 399,560
Series 2020B , GO , 5.00% , 07/01/26 ..... 170 175,433
Series 2019A , GO , 5.00% , 10/01/26 ..... 105 108,951
Series 2016D , GO , 5.00% , 07/01/27 ..... 360 371,485
3,836,442
District of Columbia — 1.3%
District of Columbia
Series 2015A , GO , 5.00% , 06/01/26 ..... 355 357,536
Series 2015B , GO , 5.00% , 06/01/26 ..... 130 130,929
Series 2017D , GO , 5.00% , 06/01/26 ..... 145 149,265
Series 2023B , GO , 5.00% , 06/01/26 ..... 205 211,029
Series D , GO , 5.00% , 06/01/26 ........ 360 370,588
Series 2019A , GO , 5.00% , 10/15/26 ..... 590 612,109
Series 2020 , RB , 5.00% , 12/01/26 ...... 560 582,017
Series 2016A , GO , 5.00% , 06/01/27 ..... 175 179,982
Series D , GO , 5.00% , 06/01/27 ........ 325 337,771
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/26 ..... 100 102,461
Series 2020C , RB , 5.00% , 05/01/26 ..... 75 77,125
Series 2019C , RB , 5.00% , 10/01/26 ..... 1,005 1,042,819
Series 2020B , RB , 5.00% , 10/01/26 ..... 235 243,843
District of Columbia Water & Sewer Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 195 202,306
Series 2019B , RB , 5.00% , 10/01/26 ..... 205 212,680
Series 2024A , RB , 5.00% , 10/01/26 ..... 250 259,366
Washington Metropolitan Area Transit Authority
Series A-1 , RB , 5.00% , 07/01/26 ....... 470 484,359
Series 2023A , RB , 5.00% , 07/15/26 ..... 130 134,080
Series 2021A , RB , 5.00% , 07/15/26 ..... 985 1,015,915
6,706,180
Florida — 4.4%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 655 674,357
Series 2016B , RB , 5.00% , 07/01/27 ..... 110 113,214
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/26 ..... 130 133,738
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2016A , GO , 5.00% , 06/01/27 ..... USD 300 $ 308,431
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/26 ................. 1,045 1,082,079
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/26 ..... 190 195,802
Series 2016 , RB , 5.00% , 10/01/26 ...... 95 98,355
Series B , RB , 5.00% , 10/01/26 ......... 420 425,499
Series 2015A , GO , 5.00% , 11/01/26 ..... 1,000 1,001,715
Series 2017 , RB , 5.00% , 07/01/27 ...... 315 324,487
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/26 ...... 1,180 1,196,246
Florida Department of Environmental Protection
Series 2015A , RB , 5.00% , 07/01/26 ..... 1,095 1,104,846
Series 2016A , RB , 5.00% , 07/01/26 ..... 495 511,027
Series 2019B , RB , 5.00% , 07/01/26 ..... 300 309,714
Series 2016A , RB , 5.00% , 07/01/27 ..... 455 469,279
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,027,959
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 200 207,221
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 500 519,313
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/26 ............. 535 551,977
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/26 ................. 170 176,116
Palm Beach County School District
COP , 5.00% , 08/01/26 .............. 210 216,664
Series 2017A , COP , 5.00% , 08/01/26 .... 785 809,910
Series 2022B , COP , 5.00% , 08/01/26 .... 515 531,342
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/26 ................. 500 518,237
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/26
(c)
... 500 512,714
Series 2015D , COP , 5.00% , 02/01/27 .... 255 259,540
Series 2016 , GO , 5.00% , 03/15/28 ...... 100 102,262
School District of Broward County
Series B , COP , 5.00% , 07/01/26 ........ 150 154,454
Series C , COP , 5.00% , 07/01/26 ........ 200 205,939
Series 2016A , COP , 5.00% , 07/01/27 .... 200 205,547
Series B , COP , 5.00% , 07/01/27 ........ 215 220,963
State of Florida
Series 2016A , GO , 3.00% , 06/01/26 ..... 125 125,004
Series 2015E , GO , 5.00% , 06/01/26 ..... 305 307,180
Series 2018B , GO , 5.00% , 06/01/26 ..... 100 103,049
Series 2019C , GO , 5.00% , 06/01/26 ..... 365 376,127
Series 2021B , GO , 5.00% , 06/01/26 ..... 170 175,183
Series 2022A , GO , 5.00% , 06/01/26 ..... 140 144,268
Series 2015A , GO , 5.00% , 07/01/26 ..... 470 473,936
Series 2016A , GO , 5.00% , 07/01/26 ..... 70 72,198
Series 2018A , GO , 5.00% , 07/01/26 ..... 105 108,296
Series 2019A , GO , 5.00% , 07/01/26 ..... 285 293,947
Series 2019B , GO , 5.00% , 07/01/26 ..... 485 500,226
Series 2021B , GO , 5.00% , 07/01/26 ..... 175 180,494
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,140 1,175,789
Series 2016E , GO , 5.00% , 06/01/27 ..... 160 164,300
Series 2016C , GO , 5.00% , 06/01/28 ..... 125 128,343
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/26 ...... 425 438,581
Series 2021A , RB , 5.00% , 07/01/26 ..... 250 257,638
State of Florida Department of Transportation
Turnpike System
Series 2015B , RB , 5.00% , 07/01/26 ..... 385 388,145
Series 2016A , RB , 5.00% , 07/01/26 ..... 290 292,369
Series 2019A , RB , 5.00% , 07/01/26 ..... 155 159,822

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2020B , RB , 5.00% , 07/01/26 ..... USD 140 $ 144,356
Series 2016C , RB , 5.00% , 07/01/27 ..... 185 190,064
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,340 1,382,821
Series 2016B , RB , 5.00% , 07/01/26 ..... 385 397,249
Series 2017A , RB , 5.00% , 07/01/26 ..... 80 82,545
Series 2016A , RB , 5.00% , 07/01/27 ..... 145 149,481
22,380,358
Georgia — 2.3%
Athens-Clarke County, Series 2015, RB,
5.00%, 01/01/26 ................. 150 150,251
City of Atlanta
Series 2022A , RB , 5.00% , 07/01/26 ..... 100 103,065
Series 2018B , RB , 5.00% , 11/01/26 ..... 320 332,242
Series 2018C , RB , 5.00% , 11/01/26 ..... 415 430,876
Series 2022A1 , GO , 5.00% , 12/01/26 .... 200 208,227
Series 2022A-2 , GO , 5.00% , 12/01/26 .... 675 702,766
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/26 (SAW) ......... 110 111,575
County of Carroll, Series 2021, GO,
5.00%, 06/01/26 ................. 85 87,466
County of Forsyth
Series B , GO , 5.00% , 03/01/26 ........ 60 60,100
Forsyth County School District, Series 2016, GO,
5.00%, 02/01/27 ................. 245 250,305
Georgia Ports Authority, Series 2021, RB,
5.00%, 07/01/26 ................. 210 216,445
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 620 638,655
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/26 .............. 570 587,580
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 160,241
Henry County School District
Series 2021 , GO , 4.00% , 08/01/26 ( SAW ) . 150 152,911
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 240 248,151
Main Street Natural Gas, Inc., Series 2019C, RB,
5.00%, 09/01/26 ................. 925 945,518
Metropolitan Atlanta Rapid Transit Authority
Series 2015B , RB , 5.00% , 07/01/26 ..... 150 154,833
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 412,889
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 100 101,765
Series 2019A , RB , 5.00% , 01/01/26 ..... 400 407,060
Series 2024A , RB , 5.00% , 01/01/26 ..... 835 849,737
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 375 387,763
State of Georgia
Series 2016F , GO , 5.00% , 01/01/26 ..... 1,420 1,450,002
Series 2015A , GO , 5.00% , 02/01/26 ..... 105 105,189
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 335 342,725
Series 2018A , GO , 5.00% , 07/01/26 ..... 315 325,244
Series 2019A , GO , 5.00% , 07/01/26 ..... 295 304,593
Series 2020A , GO , 5.00% , 08/01/26 ..... 625 646,516
Series 2016E , GO , 5.00% , 12/01/26 ..... 345 359,450
Series 2016E , GO , 5.00% , 12/01/27 ..... 310 322,449
11,556,589
Hawaii — 1.2%
City & County Honolulu Wastewater System
Series A , RB , 5.00% , 07/01/26 ......... 100 100,868
Series B , RB , 5.00% , 07/01/26 ......... 100 100,868
Series A , RB , 5.00% , 07/01/27 ......... 300 309,087
Security
Par (000)
Par (000) Value
Hawaii (continued)
City & County of Honolulu
Series 2020D , GO , 5.00% , 07/01/26 ..... USD 610 $ 629,368
Series 2020F , GO , 5.00% , 07/01/26 ..... 240 247,620
Series 2021A , GO , 5.00% , 07/01/26 ..... 75 77,381
Series 2021B , GO , 5.00% , 07/01/26 ..... 105 108,334
Series D , GO , 5.00% , 09/01/26 ........ 165 170,845
Series A , GO , 5.00% , 10/01/26 ........ 260 263,625
Series B , GO , 5.00% , 10/01/26 ........ 100 101,394
County of Hawaii
Series C , GO , 5.00% , 09/01/26 ........ 80 81,918
Series A , GO , 5.00% , 09/01/27 ........ 100 102,306
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/26 .... 500 510,382
Series 2019FW , GO , 5.00% , 01/01/26 .... 155 158,218
Series FK , GO , 5.00% , 05/01/26 ....... 110 113,105
Series EY , GO , 5.00% , 10/01/26 ........ 200 202,874
Series EZ , GO , 5.00% , 10/01/26 ....... 210 213,018
Series FG , GO , 5.00% , 10/01/26 ....... 485 502,378
Series FH , GO , 5.00% , 10/01/26 ....... 125 129,479
Series FN , GO , 5.00% , 10/01/26 ....... 580 600,782
Series FE , GO , 5.00% , 10/01/27 ....... 460 476,322
Series FG , GO , 5.00% , 10/01/27 ....... 175 181,209
Series FH , GO , 5.00% , 10/01/27 ....... 160 165,677
State of Hawaii State Highway Fund
Series B , RB , 5.00% , 01/01/26 ......... 255 260,295
Series B , RB , 5.00% , 01/01/27 ......... 200 205,829
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/26 ................. 145 150,116
6,163,298
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,145 1,180,937
Series 2017A , RB , 5.00% , 07/15/26 ..... 190 195,963
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/26 .............. 500 514,118
1,891,018
Illinois — 3.9%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/26 (BAM) ..... 670 683,283
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/26 ..... 835 850,493
Series 2022D , RB , 5.00% , 01/01/26 ..... 305 310,659
Series 2024F , RB , 5.00% , 01/01/26 ..... 500 509,277
Series D , RB , 5.00% , 01/01/26 ......... 275 280,103
Series E , RB , 5.00% , 01/01/26 ......... 665 677,339
City of Springfield, Series 2024, RB,
5.00%, 03/01/26 (BAM) ............ 500 510,856
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/26 .......... 100 103,583
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/26 ...... 235 239,794
Series 2017 , RB , 5.00% , 01/01/26 ...... 740 755,096
Series 2020A , RB , 5.00% , 04/01/26 ..... 95 97,358
Series 2016 , RB , 4.00% , 07/01/26 ...... 445 449,860
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,395 1,438,794
Series 2019 , RB , 5.00% , 07/01/26 ...... 740 763,231
Series 2020 , RB , 5.00% , 07/01/26 ...... 410 422,872
Illinois State Toll Highway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 335 341,621
Series 2019C , RB , 5.00% , 01/01/26 ..... 1,835 1,871,268
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/26 ................. 245 254,905

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Sales Tax Securitization Corp., Series 2021A,
RB, 5.00%, 01/01/26 .............. USD 200 $ 203,602
State of Illinois
Series 2016 , GO , 5.00% , 02/01/26 ...... 340 346,257
Series 2021A , GO , 5.00% , 03/01/26 ..... 770 785,271
Series 2022A , GO , 5.00% , 03/01/26 ..... 130 132,578
Series 2022B , GO , 5.00% , 03/01/26 ..... 635 647,593
Series 2023C , GO , 5.00% , 05/01/26 ..... 700 715,872
Series 2024B , GO , 5.00% , 05/01/26 ..... 200 204,535
Series 2023D , GO , 5.00% , 07/01/26 ..... 600 615,302
Series 2019B , GO , 5.13% , 09/01/26 ..... 150 154,537
Series 2018A , GO , 5.00% , 10/01/26 ..... 815 839,127
Series 2018B , GO , 5.00% , 10/01/26 ..... 400 411,841
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,000 1,029,603
Series 2017D , GO , 5.00% , 11/01/26 ..... 1,775 1,830,225
Series 2019A , GO , 5.00% , 11/01/26 ..... 50 51,547
Series 2016 , GO , 5.00% , 06/01/27 ...... 100 102,320
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/26 ..... 290 292,569
Series 2016A , RB , 5.00% , 06/15/26 ..... 750 766,578
Series 2021C , RB , 5.00% , 06/15/26 ..... 65 66,437
19,756,186
Indiana — 1.5%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. 510 527,423
Indiana Finance Authority
Series 2017B , RB , 5.00% , 02/01/26 ..... 220 224,986
Series 2019A , RB , 5.00% , 02/01/26 ..... 570 582,918
Series 2019E , RB , 5.00% , 02/01/26 ..... 290 296,572
Series A , RB , 5.00% , 02/01/26 ......... 135 138,059
Series D , RB , 5.00% , 02/01/26 ......... 100 102,266
Series E , RB , 5.00% , 02/01/26 ......... 415 424,405
Series 2017A , RB , 5.00% , 06/01/26 ..... 650 669,080
Series 2014A , RB , 5.00% , 10/01/26 ..... 100 100,401
Series 2016A , RB , 5.00% , 10/01/26 ..... 475 491,863
Series E , RB , 5.00% , 02/01/27 ......... 100 103,190
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 898,512
Series 2016C , RB , 5.00% , 06/01/28 ..... 155 160,977
Series A , RB , 5.00% , 02/01/29 ......... 260 265,749
Indiana Municipal Power Agency
Series 2014A , RB , 5.00% , 01/01/26 ..... 305 305,374
Series 2022A , RB , 5.00% , 01/01/26 ..... 260 264,808
Series 2025A , RB , 5.00% , 01/01/26 ( AGC ) 500 509,701
Series 2016C , RB , 5.00% , 01/01/27 ..... 175 179,855
Indiana University
Series 2020A , RB , 5.00% , 06/01/26 ..... 125 128,508
Series W-1 , RB , 5.00% , 08/01/26 ....... 100 100,177
Series 2016A , RB , 5.00% , 06/01/27 ..... 370 380,578
Series 2016A , RB , 5.00% , 06/01/28 ..... 270 277,933
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/26 . 195 200,349
Purdue University, Series 2016CC, RB,
5.00%, 07/01/26 ................. 300 309,236
7,642,920
Iowa — 0.5%
City of Des Moines
Series 2020A , GO , 5.00% , 06/01/26 ..... 475 489,159
Series 2021A , GO , 5.00% , 06/01/26 ..... 330 339,837
Series 2022A , GO , 5.00% , 06/01/26 ..... 180 185,366
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/26 ...... 150 151,479
Series 2016 , RB , 5.00% , 08/01/26 ...... 445 459,855
Security
Par (000)
Par (000) Value
Iowa (continued)
Series 2023C , RB , 5.00% , 08/01/26 ..... USD 95 $ 98,171
State of Iowa
Series 2016A , RB , 4.00% , 06/01/26 ..... 510 517,403
Series 2020A , GO , 5.00% , 06/01/26 ..... 60 61,758
Series 2016 , RB , 5.00% , 06/15/26 ...... 300 309,043
2,612,071
Kansas — 0.9%
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 2,000 2,000,027
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,670 1,689,185
Series 2018A , RB , 5.00% , 09/01/26 ..... 530 548,315
Series 2024A , RB , 5.00% , 09/01/26 ..... 300 310,367
4,547,894
Kentucky — 0.2%
Kentucky Infrastructure Authority, Series 2015A,
RB, 5.00%, 02/01/26 .............. 100 100,185
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 10/01/26 ......... 150 155,474
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 825 856,577
1,112,236
Louisiana — 0.8%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/26 ..... 150 153,516
Series 2017A , GO , 5.00% , 04/01/26 ..... 210 215,294
Series A , GO , 5.00% , 05/01/26 ........ 85 85,410
Series 2016B , GO , 5.00% , 08/01/26 ..... 880 908,461
Series 2016A , GO , 5.00% , 09/01/26 ..... 220 227,499
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,090 1,127,153
Series 2021 , RB , 5.00% , 09/01/26 ...... 270 279,203
Series 2024C , GO , 5.00% , 12/01/26 ..... 500 520,204
Series 2016A , GO , 5.00% , 09/01/27 ..... 330 340,781
State of Louisiana Gasoline & Fuels Tax
Series B , RB , 5.00% , 05/01/26 ......... 285 291,028
4,148,549
Maine — 0.9%
Maine Municipal Bond Bank
Series 2016A , RB , 4.00% , 09/01/26 ..... 150 152,744
Series 2020A , RB , 5.00% , 09/01/26 ..... 250 258,404
Series 2022A , RB , 5.00% , 11/01/26 ..... 90 93,539
Series C , RB , 5.00% , 11/01/26 ......... 270 280,616
Series 2016A , RB , 5.00% , 09/01/27 ..... 130 134,498
Maine Turnpike Authority
Series 2015 , RB , 5.00% , 07/01/26 ...... 780 786,790
Series 2020 , RB , 5.00% , 07/01/26 ...... 715 737,246
Series 2022 , RB , 5.00% , 07/01/26 ...... 435 448,534
State of Maine
Series 2021B , GO , 4.00% , 06/01/26 ..... 160 162,595
Series 2017B , GO , 5.00% , 06/01/26 ..... 285 293,311
Series 2018D , GO , 5.00% , 06/01/26 ..... 350 360,207
Series 2019B , GO , 5.00% , 06/01/26 ..... 265 272,728
Series 2020B , GO , 5.00% , 06/01/26 ..... 370 380,790
Series 2022B , GO , 5.00% , 06/01/26 ..... 205 210,978
4,572,980
Maryland — 3.4%
City of Baltimore
Series 2014A , RB , 5.00% , 07/01/26 ..... 150 150,232
Series 2017C , RB , 5.00% , 07/01/26 ..... 215 221,414
Series 2017A , GO , 5.00% , 10/15/26 ..... 90 93,418

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2017B , GO , 5.00% , 10/15/26 ..... USD 145 $ 150,507
County of Anne Arundel
Series 2016 , GO , 5.00% , 10/01/26 ...... 175 177,432
Series 2018 , GO , 5.00% , 10/01/26 ...... 650 674,568
Series 2020 , GO , 5.00% , 10/01/26 ...... 350 363,229
Series 2021 , GO , 5.00% , 10/01/26 ...... 150 155,670
Series 2022 , GO , 5.00% , 10/01/26 ...... 95 98,591
County of Baltimore
Series 2018 , GO , 5.00% , 03/01/26 ...... 210 215,145
Series 2019 , GO , 5.00% , 03/01/26 ...... 300 307,351
Series 79 , GO , 5.00% , 03/01/26 ........ 75 76,838
Series 2024A , GO , 5.00% , 07/01/26 ..... 110 113,514
Series 2015 , GO , 5.00% , 08/01/26 ...... 135 136,364
County of Charles
Series 2020 , GO , 4.00% , 10/01/26 ...... 80 81,707
Series 2017 , GO , 5.00% , 10/01/26 ...... 350 363,113
Series 2019 , GO , 5.00% , 10/01/26 ...... 110 114,121
Series 2021 , GO , 5.00% , 10/01/26 ...... 100 103,747
County of Frederick
Series 2017A , GO , 5.00% , 02/01/26 ..... 155 158,511
Series 2018A , GO , 5.00% , 08/01/26 ..... 75 77,547
Series 2019A , GO , 5.00% , 08/01/26 ..... 295 304,987
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 515 527,111
Series 2017E , GO , 5.00% , 02/15/26 ..... 150 153,527
Series 2019B , GO , 5.00% , 08/15/26 ..... 195 201,760
Series 2020A , GO , 5.00% , 08/15/26 ..... 500 517,333
County of Montgomery
Series 2017B , GO , 5.00% , 06/01/26 ..... 105 108,158
Series 2017C , GO , 5.00% , 10/01/26 ..... 1,670 1,732,568
Series 2017A , GO , 5.00% , 11/01/26 ..... 710 737,902
Series 2018A , GO , 5.00% , 11/01/26 ..... 255 265,021
Series 2019A , GO , 5.00% , 11/01/26 ..... 115 119,519
County of Prince George's
Series 2022A , GO , 5.00% , 07/01/26 ..... 500 515,970
Series 2020A , GO , 5.00% , 07/15/26 ..... 455 469,930
Series 2017A , GO , 5.00% , 09/15/26 ..... 295 305,765
Maryland Community Development
Administration, Series 2019B, RB,
5.00%, 09/01/26 ................. 190 196,192
Maryland Health & Higher Educational
Facilities Authority, Series 2025A, RB,
5.00%, 07/01/26
(c)
................ 250 257,010
Maryland State Transportation Authority, Series
2020, RB, 5.00%, 07/01/26 .......... 125 128,889
State of Maryland
Series 2017 , GO , 5.00% , 03/15/26 ...... 175 179,461
Series 2018A , GO , 5.00% , 03/15/26 ..... 530 543,509
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 1,000 1,025,490
Series 2015B , GO , 4.00% , 08/01/26 ..... 355 361,895
Series 2017B , GO , 5.00% , 08/01/26 ..... 2,035 2,104,146
Series 2A , GO , 5.00% , 08/01/26 ....... 225 232,645
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 05/01/26 ...... 150 150,797
Series 2017 , RB , 5.00% , 09/01/26 ...... 405 419,313
Series 2019 , RB , 5.00% , 10/01/26 ...... 745 772,679
Series 2016 , RB , 5.00% , 11/01/26 ...... 145 145,157
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 113,954
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/26 ( GTD ) 90 92,719
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 275 283,307
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 300 309,062
Series 2017 , RB , 5.00% , 06/15/26 ( GTD ) .. 100 103,108
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2016 , RB , 5.00% , 06/01/27 ( GTD ) .. USD 105 $ 108,016
17,319,919
Massachusetts — 2.4%
City of Boston, Series 2016B, GO,
4.00%, 03/01/26 ................. 80 81,185
City of Cambridge
Series 2017B , GO , 5.00% , 02/15/26 ..... 110 112,882
Series 2018B , GO , 5.00% , 02/15/26 ..... 85 87,227
Series 2019 , GO , 5.00% , 02/15/26 ...... 260 266,812
Commonwealth of Massachusetts
Series 2018B , GO , 5.00% , 01/01/26 ..... 185 188,841
Series 2019A , GO , 5.00% , 01/01/26 ..... 975 995,245
Series 2016A , GO , 5.00% , 03/01/26 ..... 180 184,413
Series 2016C , GO , 5.00% , 04/01/26 ..... 380 390,019
Series B , GO , 5.00% , 04/01/26 ........ 100 102,637
Series 2019C , GO , 5.00% , 05/01/26 ..... 450 462,701
Series 2016A , GO , 5.00% , 07/01/26 ..... 275 283,788
Series 2017D , GO , 5.00% , 07/01/26 ..... 210 216,711
Series A , GO , 5.00% , 07/01/26 ........ 1,025 1,057,755
Series 2018C , GO , 5.00% , 09/01/26 ..... 200 207,131
Series 2017E , GO , 5.00% , 11/01/26 ..... 175 181,881
Series C , GO , 5.25% , 11/01/26 ( AGM ) ... 50 52,177
Series 2016H , GO , 5.00% , 12/01/26 ..... 705 734,014
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
RB , 5.00% , 06/15/26 ............... 100 100,764
Series 2014A , RB , 5.00% , 06/15/26 ..... 575 575,889
Series 2017A , RB , 5.00% , 06/15/27 ..... 295 302,910
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/26 . 420 433,473
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
4.00%, 07/01/26 ................. 155 157,822
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 620 639,813
Series A , RB , 5.00% , 07/01/26 ......... 150 151,346
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/26 ........ 160 163,642
Series 2006 , RB , 5.25% , 08/01/26 ...... 230 238,789
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/26 ..... 345 359,262
Massachusetts School Building Authority
Series 2019A , RB , 5.00% , 02/15/26 ..... 100 102,384
Series 2015C , RB , 5.00% , 08/15/26 ..... 575 581,627
Series 2016A , RB , 5.00% , 11/15/26 ..... 95 96,622
Massachusetts State College Building Authority
Series 2016A , RB , 4.00% , 05/01/26
( HERBIP ) ..................... 330 330,918
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/26 ..... 255 260,388
Series 2019A , RB , 5.00% , 01/01/26 ..... 210 214,437
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/26 ..... 165 170,323
Series 2018C , RB , 5.00% , 08/01/26 ..... 460 474,764
Series B , RB , 5.25% , 08/01/26 ( AGM ) .... 550 570,936
Series 2016C , RB , 5.00% , 08/01/35 ..... 215 221,936
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/26 ..... 175 180,128
Series 2017-3 , RB , 5.00% , 11/01/26 ..... 150 156,045
12,089,637

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan — 1.3%
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... USD 210 $ 216,649
Series D , RB , 5.00% , 07/01/27 ......... 220 226,090
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/26 (BAM) ............. 325 337,208
Michigan Finance Authority
Series 2022A , RB , 5.00% , 04/15/26 ..... 225 230,312
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 181,589
Series 2018B , RB , 5.00% , 10/01/26 ..... 100 103,765
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/26 ...... 245 248,743
Series 2016I , RB , 5.00% , 04/15/26 ...... 420 431,036
Series 2019I , RB , 5.00% , 04/15/26 ...... 125 128,285
Series 2020I , RB , 5.00% , 10/15/26 ...... 65 67,404
Series 2016I , RB , 5.00% , 04/15/27 ...... 140 145,186
Michigan State Housing Development Authority,
Series 2022A, RB, 3.30%, 04/01/26 ..... 325 324,653
Michigan State University, Series 2023A, RB,
5.00%, 02/15/26 ................. 420 429,348
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 1,895 1,940,139
Series 2017A , GO , 5.00% , 05/01/26 ..... 375 385,259
State of Michigan Trunk Line
Series 2021B , RB , 5.00% , 11/15/26 ..... 160 166,343
Series 2023 , RB , 5.00% , 11/15/26 ...... 430 447,046
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 335 343,820
Series 2019A , RB , 5.00% , 04/01/26 ..... 215 220,661
6,573,536
Minnesota — 2.0%
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/26 ..... 140 146,295
Series 2018A , GO , 5.00% , 12/01/26 ..... 150 156,745
Series 2019C , GO , 5.00% , 12/01/26 ..... 280 292,591
Series 2020A , GO , 5.00% , 12/01/26 ..... 200 208,994
Series 2016B , GO , 5.00% , 12/01/27 ..... 235 243,936
Metropolitan Council
Series 2016C , GO , 5.00% , 03/01/26 ..... 115 117,818
Series 2023B , GO , 5.00% , 03/01/26 ..... 85 87,083
Series 2020E , GO , 5.00% , 12/01/26 ..... 580 603,858
Series 2021C , GO , 5.00% , 12/01/26 ..... 1,150 1,197,305
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2019C , RB , 5.00% , 01/01/26 ..... 100 101,801
Series A , RB , 5.00% , 01/01/26 ......... 305 311,130
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016B , RB , 4.00% , 03/01/26 ..... 510 516,578
Series 2016A , RB , 5.00% , 03/01/28 ..... 185 189,163
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 855 876,051
Series 2020E , GO , 3.00% , 08/01/26 ..... 445 444,512
Series 2016B , GO , 4.00% , 08/01/26 ..... 420 428,220
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,515,160
Series 2016D , GO , 5.00% , 08/01/26 ..... 380 392,968
Series 2018A , GO , 5.00% , 08/01/26 ..... 410 423,992
Series 2019A , GO , 5.00% , 08/01/26 ..... 495 511,893
Series 2019B , GO , 5.00% , 08/01/26 ..... 310 320,579
Series 2017A , GO , 5.00% , 10/01/26 ..... 165 171,240
Series 2017D , GO , 5.00% , 10/01/26 ..... 490 508,529
Security
Par (000)
Par (000) Value
Minnesota (continued)
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. USD 455 $ 473,615
10,240,056
Mississippi — 0.9%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 780 791,002
Series 2017A , GO , 5.00% , 10/01/26 ..... 690 714,723
Series 2016B , GO , 5.00% , 12/01/26 ..... 245 254,637
Series 2016B , GO , 5.00% , 12/01/29 ..... 285 296,441
Series 2018A , GO , 5.00% , 11/01/32 ..... 640 664,546
Series 2016B , GO , 5.00% , 12/01/33 ..... 1,565 1,627,827
4,349,176
Missouri — 0.9%
City of Kansas City, Series 2019A, RB,
5.00%, 12/01/26 ................. 245 255,078
City of Kansas City Sanitary Sewer System,
Series 2021B, RB, 5.00%, 01/01/26 ..... 125 127,594
Clayton School District, Series 2017, GO,
5.00%, 03/01/26 ................. 135 138,177
Metropolitan St Louis Sewer District, Series
2016C, RB, 5.00%, 05/01/27 ......... 125 127,593
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 690 705,869
Series 2019B , RB , 5.00% , 11/01/26 ..... 1,385 1,438,973
Missouri Joint Municipal Electric Utility
Commission, Series 2024, RB,
5.00%, 01/01/26 ................. 500 509,021
Missouri State Board of Public Buildings
Series 2016A , RB , 4.00% , 04/01/26 ..... 300 300,256
Series 2018A , RB , 5.00% , 04/01/26 ..... 130 133,488
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 07/01/26 .............. 375 378,372
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 (ST AID DIR DEP) 695 699,492
4,813,913
Nebraska — 0.7%
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 490 499,863
Series 2021C , RB , 5.00% , 01/01/26 ..... 265 270,334
Series B , RB , 5.00% , 01/01/26 ......... 120 122,415
Series C , RB , 5.00% , 01/01/28 ......... 170 173,137
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/26 ..... 725 741,350
Series 2023A , RB , 5.00% , 02/01/26 ..... 520 531,727
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/26 ................. 600 600,978
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/26 .............. 500 509,832
University of Nebraska Facilities Corp. (The),
Series 2018, RB, 5.00%, 07/15/26 ...... 85 87,603
3,537,239
Nevada — 1.9%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... 205 208,527
Series 2016E , GO , 5.00% , 06/15/26 ..... 190 195,276
Series 2017A , GO , 5.00% , 06/15/26 ..... 305 313,470
Series 2020A , GO , 5.00% , 06/15/26 ( AGM ) 250 257,588
Series 2020B , GO , 5.00% , 06/15/26 ( BAM ) 195 200,919

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Clark County Water Reclamation District, Series
2016, GO, 5.00%, 07/01/26 .......... USD 700 $ 720,653
County of Clark
Series 2017 , GO , 5.00% , 06/01/26 ...... 185 190,408
Series 2015C , RB , 5.00% , 07/01/26 ..... 355 365,630
Series 2019E , RB , 5.00% , 07/01/26 ..... 105 108,144
Series 2020C , RB , 5.00% , 07/01/26 ..... 930 958,744
Series 2016B , GO , 5.00% , 11/01/26 ..... 530 550,243
Series 2017 , GO , 5.00% , 11/01/26 ...... 110 114,201
Series 2018B , GO , 5.00% , 12/01/26 ..... 100 103,998
Series 2016B , GO , 5.00% , 11/01/27 ..... 305 316,188
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 755 777,607
Series 2019D , RB , 5.00% , 07/01/26 ..... 365 375,929
Las Vegas Valley Water District
Series 2017B , GO , 5.00% , 06/01/26 ..... 75 77,262
Series 2021A , GO , 5.00% , 06/01/26 ..... 350 360,556
Series C , GO , 5.00% , 09/15/26 ........ 125 126,612
Series B , GO , 5.00% , 12/01/26 ........ 125 125,854
Series 2016A , GO , 5.00% , 06/01/27 ..... 115 118,281
State of Nevada
Series 2015D , GO , 5.00% , 04/01/26 ..... 175 175,906
Series 2023A , GO , 5.00% , 05/01/26 ..... 115 118,203
Series 2023C , GO , 5.00% , 05/01/26 ..... 1,015 1,043,270
Series 2015A , GO , 4.00% , 08/01/26 ..... 60 60,358
Series 2019E , GO , 5.00% , 08/01/26 ..... 280 289,472
Series 2015B , GO , 5.00% , 11/01/26 ..... 260 261,346
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/26 ...... 800 823,009
Series 2016 , RB , 5.00% , 12/01/27 ...... 210 215,788
Washoe County School District, Series 2015A,
GO, 5.00%, 06/01/26 .............. 140 140,911
9,694,353
New Hampshire — 0.1%
City of Manchester, Series 2022A, GO,
5.00%, 07/01/26 ................. 225 232,187
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... 215 222,227
State of New Hampshire, Series 2014A, GO,
5.00%, 03/01/26 ................. 190 190,350
644,764
New Jersey — 1.9%
County of Hudson, Series 2020, GO,
3.00%, 11/15/26 ................. 265 264,414
County of Union, Series 2017, GO,
4.00%, 03/01/26 ................. 50 50,724
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NATL-RE) ... 150 156,755
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 310,964
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/26 ... 460 470,225
Series XX , RB , 4.25% , 06/15/26 ........ 930 933,313
Series AAA , RB , 5.00% , 06/15/26 ....... 160 164,490
Series 2018A , RB , 5.00% , 06/15/26 ..... 135 138,789
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 60 62,373
Series 2022A , RB , 5.00% , 11/01/26 ..... 220 226,820
Series B , RB , 5.00% , 11/01/26 ......... 920 948,519
New Jersey Educational Facilities Authority,
Series 2016B, RB, 5.00%, 07/01/26 ..... 365 377,007
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Health Care Facilities Financing
Authority, Series 2024, RB, 5.00%, 09/15/26 USD 270 $ 278,816
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 4.25% , 06/15/26 .... 200 200,713
Series 2021A , RB , 5.00% , 06/15/26 ..... 440 452,348
Series 2022AA , RB , 5.00% , 06/15/26 .... 350 359,822
Series 2023AA , RB , 5.00% , 06/15/26 .... 110 113,076
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 120 122,958
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 1,180 1,208,745
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/26 ................. 2,550 2,626,050
9,466,921
New Mexico — 1.0%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/01/26 ..... 400 412,035
Series 2022A , RB , 5.00% , 06/01/26 ..... 345 355,380
Series 2022B , RB , 5.00% , 06/01/26 ..... 125 128,761
Series 2021A , RB , 5.00% , 06/15/26 ..... 275 283,214
Series 2021B , RB , 5.00% , 06/15/26 ..... 500 515,412
Series 2022A , RB , 5.00% , 06/15/26 ..... 115 118,435
Series 2024A , RB , 5.00% , 06/15/26 ..... 1,000 1,029,870
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/26 ...... 415 425,173
Series 2021 , GO , 5.00% , 03/01/26 ...... 345 353,457
Series A , GO , 5.00% , 03/01/26 ........ 145 148,555
State of New Mexico Severance Tax Permanent
Fund, Series A, RB, 5.00%, 07/01/26 .... 1,530 1,578,893
5,349,185
New York — 8.2%
City of New York
Series 2018E-1 , GO , 5.00% , 03/01/26 .... 115 117,771
Series 2024D , GO , 5.00% , 04/01/26 ..... 450 461,662
Series 2008J-9 , GO , 5.00% , 08/01/26 .... 75 77,494
Series B , GO , 5.00% , 08/01/26 ........ 110 111,058
Series A , GO , 5.00% , 08/01/26 ........ 765 790,437
Series 2023F-1 , GO , 5.00% , 08/01/26 .... 1,000 1,033,251
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 640 661,280
Series C , GO , 5.00% , 08/01/26 ........ 1,480 1,518,898
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 630 650,948
Series 2018C , GO , 5.00% , 08/01/26 ..... 295 304,809
Series 2018A , GO , 5.00% , 08/01/26 ..... 595 614,784
Series 2015C , GO , 5.00% , 08/01/26 ..... 500 500,795
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 100 103,325
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/26 ................ 45 46,577
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/26 ................ 365 378,447
Series 2008J-9 , GO , 5.00% , 08/01/27 .... 325 334,850
Series C , GO , 5.00% , 08/01/27 ........ 180 183,665
City of Yonkers, Series 2024A, GO,
5.00%, 02/15/26 (AGM) ............ 280 286,585
County of Nassau, Series 2017B, GO,
5.00%, 04/01/26 ................. 145 149,006
Empire State Development Corp.
Series 2016A , RB , 4.00% , 03/15/26 ..... 130 131,928
Series 2015A , RB , 5.00% , 03/15/26 ..... 200 202,837
Series 2016A , RB , 5.00% , 03/15/26 ..... 1,165 1,195,014
Series 2017C , RB , 5.00% , 03/15/26 ..... 175 179,578
Series 2020C , RB , 5.00% , 03/15/26 ..... 560 574,649
Series 2020E , RB , 5.00% , 03/15/26 ..... 190 194,970
Series 2016A , RB , 5.00% , 03/15/27 ..... 335 343,631
Series 2016A , RB , 5.00% , 03/15/28 ..... 880 902,671

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/26 ......... USD 500 $ 511,707
Long Island Power Authority
Series 2016B , RB , 5.00% , 09/01/26 ..... 205 212,532
Series 2021A , RB , 5.00% , 09/01/26 ..... 55 57,021
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/26 ..... 720 746,627
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 2,960 3,069,468
Series 2018B , RB , 5.00% , 11/15/26 ..... 100 103,698
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 518,491
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 4.00% , 11/15/26 ..... 100 102,183
Series 2024A , 5.00% , 11/15/26 ........ 300 311,839
Series B-2 , RB , 5.00% , 11/15/26 ....... 125 129,933
New York City Municipal Water Finance Authority
Series 2015FF , RB , 5.00% , 06/15/26 .... 365 368,130
Series 2020AA , RB , 5.00% , 06/15/26 .... 165 170,469
Series 2020CC-1 , RB , 5.00% , 06/15/26 ... 80 82,651
Series 2021DD , RB , 5.00% , 06/15/26 .... 830 857,509
New York City Transitional Finance Authority
Series B-1 , RB , 5.00% , 08/01/26 ....... 1,380 1,426,964
New York City Transitional Finance Authority
Building Aid
Series 2015S-1 , RB , 5.00% , 07/15/26 ( SAW ) 110 110,204
Series 2016S-1 , RB , 5.00% , 07/15/26 ( SAW ) 60 61,276
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ....................... 250 258,063
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 360 371,177
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/26 ( SAW ) ........... 100 103,225
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 610 629,674
New York City Transitional Finance Authority
Future Tax Secured
Series 2016E-1 , RB , 4.00% , 02/01/26 .... 195 197,576
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/26 ................ 345 352,921
Series 2017A-1 , RB , 4.00% , 05/01/26 .... 100 101,644
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/26 ................ 390 403,252
Series 2018-1 , RB , 5.00% , 11/01/26 ..... 205 213,096
Series 2021A , RB , 5.00% , 11/01/26 ..... 100 103,984
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/26 ................ 925 961,529
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 95 98,752
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 360 374,217
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 575 597,707
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 590 613,300
Series C , RB , 5.00% , 11/01/26 ......... 250 259,873
Series B , RB , 5.00% , 08/01/27 ......... 235 242,000
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/26 (AGM) ............ 260 270,630
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/26 ..... 695 711,853
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 405 414,170
Series 2017A , RB , 5.00% , 03/15/26 ..... 365 374,688
Series 2018A , RB , 5.00% , 03/15/26 ..... 750 767,220
Series 2018C , RB , 5.00% , 03/15/26 ..... 280 287,432
Series 2020A , RB , 5.00% , 03/15/26 ..... 1,500 1,537,539
Series 2021A , RB , 5.00% , 03/15/26 ..... 650 667,003
Series 2020A , RB , 5.00% , 07/01/26 ..... 150 154,962
Series A-1 , RB , 4.00% , 10/01/26 ....... 115 117,789
Series A-1 , RB , 5.00% , 10/01/26 ....... 300 312,124
Series B , RB , 5.00% , 10/01/26 ......... 195 202,881
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016D , RB , 5.00% , 02/15/27 ..... USD 525 $ 543,646
Series 2016A , RB , 5.00% , 02/15/28 ..... 195 201,926
Series 2016D , RB , 5.00% , 02/15/28 ..... 675 698,974
Series 2016A , RB , 5.00% , 03/15/28 ..... 835 862,999
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/26 ..... 75 77,383
Series 2018A , RB , 5.00% , 06/15/26 ..... 375 386,917
Series 2018B , RB , 5.00% , 06/15/26 ..... 240 247,627
Series 2021A , RB , 5.00% , 06/15/26 ..... 175 180,561
Series 2015D , RB , 5.00% , 09/15/26 ..... 260 260,582
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/26 ..... 125 127,482
Series L , RB , 5.00% , 01/01/26 ......... 125 127,561
Series P , RB , 5.00% , 01/01/26 ......... 600 612,295
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 235 241,147
Series 2016A , RB , 5.00% , 01/01/27 ..... 245 249,109
Series 2016A , RB , 5.00% , 01/01/28 ..... 150 152,730
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/26 ....... 190 191,089
Series 209 , RB , 5.00% , 07/15/26 ....... 100 103,457
Series 212 , RB , 5.00% , 09/01/26 ....... 110 114,003
Series 213 , RB , 5.00% , 09/01/26 ....... 280 290,189
Series 230 , RB , 4.00% , 12/01/26 ....... 85 87,176
Series 243 , RB , 5.00% , 12/01/26 ....... 415 432,987
State of New York, Series 2023A, GO,
5.00%, 03/15/26 ................. 300 308,283
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/26 .... 130 133,865
Series 2022B , RB , 5.00% , 05/15/26 ..... 100 102,973
Series 2016A , RB , 5.00% , 11/15/26 ..... 445 457,376
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 390 406,987
Series 2023A , RB , 5.00% , 11/15/26 ..... 610 636,570
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 11/15/26 ................ 500 521,779
Series A , RB , 5.00% , 11/15/26 ......... 95 99,138
Series B , RB , 5.00% , 11/15/26 ......... 355 370,463
41,819,177
North Carolina — 2.4%
City of Charlotte
Series 2020A , GO , 5.00% , 06/01/26 ..... 375 386,377
Series 2021A , GO , 5.00% , 06/01/26 ..... 275 283,343
Series 2024 , RB , 5.00% , 12/01/26 ...... 380 395,770
City of Charlotte Water & Sewer System, Series
2015, RB, 5.00%, 07/01/26 .......... 135 136,169
City of Durham Water & Sewer Utility System,
Series 2021, RB, 5.00%, 08/01/26 ...... 300 310,144
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 383,186
County of Buncombe
Series 2015 , RB , 5.00% , 06/01/26 ...... 470 473,141
Series 2018 , RB , 5.00% , 06/01/26 ...... 80 82,395
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/26 ..... 170 172,517
Series 2021A , RB , 4.00% , 04/01/26 ..... 195 197,926
Series 2013 , GO , 5.00% , 07/01/26 ...... 390 402,896
County of Mecklenburg, Series 2019, GO,
5.00%, 03/01/26 ................. 260 266,482
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. 565 584,189
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 205 212,338
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... 575 589,089
Series 2021 , RB , 5.00% , 03/01/26 ...... 230 235,635

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2021 , GO , 5.00% , 04/01/26 ...... USD 350 $ 359,224
Series 2019 , RB , 5.00% , 09/01/26 ...... 175 181,237
Series 2016A , RB , 5.00% , 12/01/26 ..... 255 265,489
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 254,170
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 200 203,155
State of North Carolina
Series 2015 , RB , 5.00% , 03/01/26 ...... 395 395,644
Series 2019 , RB , 5.00% , 03/01/26 ...... 785 804,243
Series 2021 , RB , 5.00% , 03/01/26 ...... 270 276,619
Series 2013C , GO , 5.00% , 05/01/26 ..... 285 293,150
Series 2017B , RB , 5.00% , 05/01/26 ..... 685 704,164
Series 2019A , RB , 5.00% , 05/01/26 ..... 515 529,408
Series 2022A , RB , 5.00% , 05/01/26 ..... 165 169,616
Series 2014B , RB , 5.00% , 06/01/26 ..... 390 401,631
Series 2016A , GO , 5.00% , 06/01/26 ..... 1,880 1,937,313
Series 2016B , GO , 5.00% , 06/01/27 ..... 150 154,428
Series 2016A , GO , 5.00% , 06/01/28 ..... 165 169,565
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 176,085
12,386,738
Ohio — 2.2%
American Municipal Power, Inc.
Series 2017A , RB , 5.00% , 02/15/26 ..... 525 535,726
Series 2020A , RB , 5.00% , 02/15/26 ..... 250 255,108
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 100 102,635
Series 2019A , GO , 5.00% , 04/01/26 ..... 65 66,713
Series 2021B , GO , 5.00% , 04/01/26 ..... 125 128,294
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 180 185,749
Series 2016-2 , GO , 5.00% , 07/01/26 ..... 230 237,346
Series 2016A , GO , 4.00% , 08/15/26 ..... 460 462,711
County of Franklin
Series 2018 , RB , 5.00% , 06/01/26 ...... 230 236,765
Series 2015 , GO , 5.00% , 12/01/26 ...... 100 101,597
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 145 150,991
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. 100 103,341
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 171,538
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 355 369,524
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/26 ..... 140 143,222
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 100 103,075
Series 2019A , RB , 5.00% , 06/01/26 ..... 85 87,614
Series 2019B , RB , 5.00% , 06/01/26 ..... 290 298,918
Series 2022A , RB , 5.00% , 06/01/26 ..... 125 128,844
Series 2016B , RB , 5.00% , 12/01/26 ..... 75 78,155
Series 2019 , RB , 5.00% , 12/01/26 ...... 160 166,731
Series 2019A , RB , 5.00% , 12/01/26 ..... 185 192,782
Series 2016 , RB , 5.00% , 12/01/27 ...... 300 311,686
Series 2016 , RB , 5.00% , 06/01/28 ...... 140 145,276
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 06/01/26 ..... 660 680,295
Series 2015B , RB , 5.00% , 06/01/26 ..... 310 315,323
Series 2020B , RB , 5.00% , 06/01/26 ..... 445 458,684
Series 2017A , RB , 5.00% , 12/01/26 ..... 320 333,461
State of Ohio
Series 2023A , GO , 4.00% , 03/01/26 ..... 995 1,009,425
Series 2019A , GO , 5.00% , 05/01/26 ..... 185 190,337
Security
Par (000)
Par (000) Value
Ohio (continued)
Series S , GO , 5.00% , 05/01/26 ........ USD 370 $ 380,673
Series U , GO , 5.00% , 05/01/26 ........ 605 622,452
Series V , GO , 5.00% , 05/01/26 ........ 215 221,202
Series 2019A , GO , 5.00% , 06/15/26 ..... 465 479,713
Series 2021A , GO , 5.00% , 06/15/26 ..... 225 232,119
Series 2017C , GO , 5.00% , 08/01/26 ..... 245 253,325
Series 2018 , COP , 5.00% , 09/01/26 ..... 310 320,372
Series 2015A , GO , 5.00% , 09/15/26 ..... 280 290,448
Series 2020B , GO , 5.00% , 09/15/26 ..... 100 103,731
Series 2017B , RB , 5.00% , 10/01/26 ..... 110 114,050
Series T , GO , 5.00% , 11/01/26 ......... 115 119,621
Series 2016-1 , RB , 5.00% , 12/15/26 ..... 160 164,626
Series S , GO , 5.00% , 05/01/28 ........ 120 123,090
11,177,288
Oklahoma — 0.4%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/26 ..... 460 472,557
Series 2016A , RB , 5.00% , 06/01/28 ..... 150 155,241
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 250 258,391
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/26 ..... 325 331,305
Series 2017E , RB , 5.00% , 01/01/26 ..... 200 204,244
Series 2020A , RB , 5.00% , 01/01/26 ..... 320 326,790
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/26 ..... 220 225,699
Series 2016 , RB , 5.00% , 04/01/27 ( OK
CERF ) ....................... 190 194,839
2,169,066
Oregon — 2.2%
City of Portland, Series 2018B, GO,
5.00%, 06/15/26 ................. 195 200,786
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/26 ..... 495 506,631
Series 2020A , RB , 5.00% , 03/01/26 ..... 220 225,169
Series 2018A , RB , 5.00% , 05/01/26 ..... 380 390,279
Series 2014B , RB , 5.00% , 10/01/26 ..... 145 145,288
Series 2018A , RB , 5.00% , 05/01/27 ..... 225 230,969
City of Portland Water System
Series 2016A , RB , 5.00% , 04/01/26 ..... 200 205,054
Series 2019A , RB , 5.00% , 05/01/26 ..... 100 102,705
County of Multnomah, GO, 5.00%, 06/01/26 . 220 226,635
Multnomah County School District No. 1 Portland
Series 2020 , GO , 5.00% , 06/15/26 ( GTD ) . 875 900,962
Series 2023 , GO , 5.00% , 06/15/26 ( GTD ) . 320 329,495
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/26 ......... 125 128,428
Oregon State Lottery
Series 2015C , RB , 5.00% , 04/01/26 ( MO ) . 2,030 2,036,858
Series 2015D , RB , 5.00% , 04/01/26 ( MO ) . 210 210,709
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/26 ...... 235 242,293
Series 2018 , GO , 5.00% , 06/15/28 ...... 245 251,937
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/26 ( GTD ) . 310 319,409
Series 2020B , GO , 5.00% , 06/15/26 ( GTD ) 705 726,398
State of Oregon
Series 2017E , GO , 5.00% , 04/01/26 ..... 430 441,288
Series 2015F , GO , 5.00% , 05/01/26 ..... 285 286,374
Series 2020C , GO , 5.00% , 05/01/26 ..... 130 133,653
Series F , GO , 5.00% , 05/01/26 ......... 645 663,125
Series 2019D , GO , 5.00% , 06/01/26 ..... 165 169,965
Series C , GO , 5.00% , 06/01/26 ........ 165 169,965

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2015A , GO , 5.00% , 08/01/26 ..... USD 130 $ 131,282
Series 2015O , GO , 5.00% , 08/01/26 ..... 70 70,757
Series 2019G , GO , 5.00% , 08/01/26 ..... 1,055 1,090,690
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/26 ...... 365 376,228
Series 2017C , RB , 5.00% , 11/15/26 ..... 280 291,448
Series B , RB , 5.00% , 11/15/26 ......... 180 187,359
11,392,139
Pennsylvania — 3.7%
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/26 ..... 450 459,124
Series 2017A , GO , 5.00% , 08/01/26 ..... 780 803,594
Series 2019A , GO , 5.00% , 08/01/26 ..... 175 180,294
Series 2024C , RB , 5.00% , 09/01/26 ( AGC ) 250 258,360
Commonwealth Financing Authority, Series B-1,
RB, 5.00%, 06/01/26 .............. 715 719,519
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/26 ...... 1,240 1,265,184
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,205 1,231,711
Series 2018 , GO , 5.00% , 03/01/26 ...... 590 604,146
Series 1 , GO , 5.00% , 03/15/26 ........ 445 446,155
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 105 107,898
Series 2019 , GO , 5.00% , 07/15/26 ...... 255 263,187
Series 2015 , GO , 3.25% , 08/15/26 ...... 300 300,541
Series 2016 , GO , 5.00% , 09/15/26 ...... 1,630 1,688,196
Series 2022-1 , GO , 5.00% , 10/01/26 ..... 165 171,048
Series 2016 , GO , 5.00% , 09/15/27 ...... 280 289,584
County of Bucks, Series 2017, GO,
5.00%, 06/01/26 ................. 400 412,029
County of Chester, Series 2016A, GO,
4.00%, 07/15/27 ................. 280 284,771
County of Montgomery, Series 2015A, GO,
4.00%, 03/01/26 ................. 850 850,665
County of Northampton, Series 2019A, GO,
4.00%, 10/01/26 ................. 310 314,069
Delaware River Port Authority, Series 2018B,
RB, 5.00%, 01/01/26 .............. 315 321,280
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ 65 67,587
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26 ..... 400 414,628
Pennsylvania Economic Development Financing
Authority, Series 2015B, RB, 5.00%, 03/15/26 325 328,775
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/26 ..... 670 686,040
Series A , RB , 5.00% , 09/01/26 ......... 150 155,223
Series B , RB , 5.00% , 09/01/26 ......... 635 657,110
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/26 ..... 340 349,376
Series B-2 , RB , 5.00% , 06/01/26 ....... 525 539,477
Series 1 , RB , 5.00% , 12/01/26 ......... 250 259,426
Series 2016 , RB , 5.00% , 12/01/26 ...... 150 156,146
Series 2016A-1 , RB , 5.00% , 12/01/26 .... 435 447,224
Series 2019A , RB , 5.00% , 12/01/26 ..... 435 451,777
Series 2021B , RB , 5.00% , 12/01/26 ..... 755 784,970
Series A-1 , RB , 5.00% , 12/01/26 ....... 430 438,101
Series A-2 , RB , 5.00% , 12/01/26 ....... 380 395,570
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 (AGM) ..... 665 686,405
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 103,017
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/26 (AGC)
(c)
............ 250 256,175
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. USD 770 $ 779,351
18,927,733
Rhode Island — 0.6%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/26 ..... 100 102,565
Series 2017A , RB , 5.00% , 06/15/26 ..... 205 210,594
Rhode Island Health and Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 180 186,267
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/26 ..... 635 644,419
Series 2017B , RB , 5.00% , 10/01/26 ..... 315 326,599
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/26 ..... 195 199,222
Series 2019E , GO , 5.00% , 01/15/26 ..... 570 582,340
Series 2017A , GO , 5.00% , 05/01/26 ..... 345 354,395
Series 2021A , GO , 5.00% , 05/01/26 ..... 475 487,935
3,094,336
South Carolina — 0.6%
City of Charleston Waterworks & Sewer System,
Series 2019, RB, 5.00%, 01/01/26 ...... 235 240,027
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 171,484
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,141,452
Horry County School District, Series 2015A, GO,
5.00%, 03/01/26 (SCSDE) ........... 655 656,096
South Carolina Public Service Authority, Series
2021B, RB, 5.00%, 12/01/26 ......... 200 207,094
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 217,837
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/26 (SAW) ............ 615 631,216
3,265,206
Tennessee — 1.9%
City of Knoxville Electric System, Series
2017HH, RB, 5.00%, 07/01/26 ........ 230 237,346
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 1,010 1,013,113
Series 2018 , GO , 5.00% , 06/01/26 ...... 120 123,514
Series 2020A , GO , 5.00% , 12/01/26 ..... 100 104,004
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/26 .............. 350 364,015
City of Memphis Sanitary Sewerage System,
Series 2018, RB, 5.00%, 10/01/26 ...... 90 93,283
County of Blount
Series 2016B , GO , 5.00% , 06/01/26 ..... 205 210,867
Series 2016B , GO , 5.00% , 06/01/27 ..... 160 164,169
County of Hamilton, Series 2024A, GO,
5.00%, 08/01/26 ................. 500 516,163
County of Montgomery, Series 2017, GO,
5.00%, 04/01/26 ................. 340 348,960
County of Shelby
Series 2017A , GO , 5.00% , 04/01/26 ..... 290 297,542
Series 2019A , GO , 5.00% , 04/01/26 ..... 150 153,901
County of Williamson
Series 2017 , GO , 5.00% , 04/01/26 ...... 130 133,426
Series 2018 , GO , 5.00% , 04/01/26 ...... 165 169,348
County of Wilson, Series 2016, GO,
5.00%, 04/01/26 ................. 190 195,095

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/26 ...... USD 270 $ 275,677
Series 2021C , GO , 5.00% , 01/01/26 ..... 255 260,362
Series 2017B , RB , 5.00% , 05/15/26 ..... 690 710,330
Series 2021A , RB , 5.00% , 05/15/26 ..... 150 154,420
Series 2015C , GO , 5.00% , 07/01/26 ..... 265 267,382
Series 2017B , RB , 5.00% , 07/01/26 ..... 465 480,049
Series 2021A , RB , 5.00% , 07/01/26 ..... 175 180,664
Series 2016 , GO , 5.00% , 01/01/27 ...... 245 252,480
Series 2016 , GO , 4.00% , 01/01/28 ...... 250 253,304
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 165 170,606
Series B , GO , 5.00% , 08/01/26 ........ 260 268,834
Series 2021A , GO , 5.00% , 11/01/26 ..... 60 62,369
Series A , GO , 5.00% , 08/01/27 ........ 110 113,644
Series B , GO , 5.00% , 08/01/27 ........ 520 537,228
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/26
( HERBIP ) ..................... 80 83,044
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 280 290,652
Series A , RB , 5.00% , 11/01/26 ( HERBIP ) .. 540 560,544
Series B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 715 742,201
9,788,536
Texas — 10.9%
Alamo Community College District
Series 2021 , GO , 5.00% , 02/15/26 ...... 160 163,773
Series 2022 , GO , 5.00% , 02/15/26 ...... 795 813,749
Aldine Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 395 403,949
Series 2017A , GO , 5.00% , 02/15/26 ( PSF ) 205 209,645
Allen Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 120 122,657
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 100 102,243
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 265 271,086
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 305 311,999
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/26 .. 65 65,611
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 165 170,472
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 850 878,191
Series 2023 , GO , 5.00% , 08/01/26 ...... 150 154,975
Series C , GO , 5.00% , 08/01/26 ........ 450 464,925
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 95 97,974
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 200 204,511
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 445 460,072
Series 2016C , RB , 5.00% , 08/15/26 ..... 440 454,903
Series 2016J , RB , 5.00% , 08/15/26 ..... 905 935,652
Series 2016J , RB , 5.00% , 08/15/27 ..... 235 243,232
Series 2016J , RB , 5.00% , 08/15/28 ..... 120 123,728
City of Austin
Series 2015 , GO , 5.00% , 09/01/26 ...... 265 268,236
Series 2020 , GO , 5.00% , 09/01/26 ...... 445 459,996
Series 2015A , RB , 5.00% , 11/15/26 ..... 200 202,955
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/26 ...... 550 570,782
Series 2020C , RB , 5.00% , 11/15/26 ..... 150 155,668
Series 2022 , RB , 5.00% , 11/15/26 ...... 200 207,557
Security
Par (000)
Par (000) Value
Texas (continued)
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. USD 195 $ 201,422
City of Dallas
Series 2021 , GO , 5.00% , 02/15/26 ...... 200 204,531
Series 2024C , GO , 5.00% , 02/15/26 ..... 1,000 1,022,656
City of Dallas Waterworks & Sewer System
Series 2021C , RB , 5.00% , 10/01/26 ..... 100 103,642
Series 2016A , RB , 5.00% , 10/01/27 ..... 170 174,886
City of Fort Worth, Series 2019, GO,
5.00%, 03/01/26 ................. 155 158,642
City of Fort Worth Water & Sewer System
Series 2015A , RB , 5.00% , 02/15/26 ..... 165 165,263
Series 2020A , RB , 5.00% , 02/15/26 ..... 540 552,179
City of Houston, Series 2021A, GO,
5.00%, 03/01/26 ................. 100 102,264
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/26 .............. 180 185,289
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/26 ..... 135 140,197
Series 2014D , RB , 5.00% , 11/15/26 ..... 60 60,101
City of Plano, Series 2019, GO, 5.00%, 09/01/26 95 98,216
City of San Antonio
GO , 5.00% , 02/01/26 ............... 500 510,813
Series 2015 , GO , 5.00% , 02/01/26 ...... 200 200,341
Series 2022 , GO , 5.00% , 02/01/26 ...... 235 240,082
Series 2023 , GO , 5.00% , 02/01/26 ...... 145 148,136
Series 2018 , GO , 5.00% , 08/01/26 ...... 135 139,377
Series 2019 , GO , 5.00% , 08/01/26 ...... 480 495,563
City of San Antonio Electric & Gas Systems
Series 2015 , RB , 5.00% , 02/01/26 ...... 100 102,133
Series 2018A , RB , 5.00% , 02/01/26 ..... 960 980,476
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/26 ( PSF ) .. 450 460,056
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 125 127,793
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) 500 511,174
Series A , GO , 5.00% , 02/15/26 ( PSF ) .... 60 60,042
Conroe Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 450 460,056
Series 2018 , GO , 5.00% , 02/15/26 ( PSF ) .. 400 408,939
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 130 132,905
County of Bexar
Series 2016 , GO , 5.00% , 06/15/26 ...... 100 100,729
Series 2017 , GO , 5.00% , 06/15/26 ...... 455 469,120
Series 2018 , GO , 5.00% , 06/15/26 ...... 630 649,551
Series 2017 , GO , 5.00% , 06/15/29 ...... 250 257,381
Series 2016A , GO , 5.00% , 06/15/32 ..... 245 252,067
County of Fort Bend, Series B, GO,
5.00%, 03/01/28 ................. 120 122,750
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 695 702,402
Series 2018A , RB , 5.00% , 08/15/26 ..... 200 206,800
Series 2017A , GO , 5.00% , 10/01/26 ..... 120 124,529
Series 2020A , GO , 5.00% , 10/01/26 ..... 330 342,454
Series 2016A , RB , 5.00% , 08/15/27 ..... 115 118,597
County of Tarrant, Series 2022, GO,
5.00%, 07/15/26 ................. 175 180,607
Crowley Independent School District, Series
2015A, GO, 5.00%, 08/01/26 (PSF) ..... 75 75,745
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 980 1,001,699
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 100 102,214
Series 2022A , GO , 5.00% , 02/15/26 ( PSF ) 100 102,214
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 965 986,649
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/26 ................. 790 817,433

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas College, Series 2016, GO,
5.00%, 02/15/26 ................. USD 160 $ 163,609
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 385 399,246
Series 2021A , RB , 5.00% , 11/01/26 ..... 205 212,586
Series 2021B , RB , 5.00% , 11/01/26 ..... 160 165,921
Dallas Independent School District
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 175 179,181
Series 2023 , GO , 5.00% , 02/15/26 ( PSF ) .. 690 706,486
Denton Independent School District, Series
2016, GO, 5.00%, 08/15/27 (PSF) ...... 295 301,301
Fort Bend Independent School District, Series
2017E, GO, 5.00%, 02/15/26 (PSF) ..... 160 163,609
Houston Independent School District, Series
2017, GO, 5.00%, 02/15/26 (PSF) ...... 200 204,717
Keller Independent School District
Series 2015A , GO , 5.00% , 02/15/26 ( PSF ) 150 150,187
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/26 ( PSF ) .. 125 127,716
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 140 144,539
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 395 407,807
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 500 511,225
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/26 ( PSF ) 435 449,658
Series 2017A , GO , 5.00% , 08/15/27 ( PSF ) 195 201,255
Series 2016 , GO , 5.00% , 08/15/28 ( PSF ) .. 100 102,239
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/26 ( PSF ) 280 281,629
Series 2016A , GO , 5.00% , 08/15/26 ( PSF ) 145 146,653
Series 2017 , GO , 5.00% , 08/15/26 ( PSF ) .. 140 144,760
Series 2024 , GO , 5.00% , 08/15/26 ( PSF ) .. 175 180,950
Lone Star College System
Series 2016 , GO , 5.00% , 02/15/26 ...... 245 250,554
Series 2016 , GO , 5.00% , 02/15/28 ...... 395 403,328
Lower Colorado River Authority
Series 2018 , RB , 5.00% , 05/15/26 ...... 140 140,196
Series 2019 , RB , 5.00% , 05/15/26 ...... 245 251,300
Series 2024 , RB , 5.00% , 05/15/26 ( AGM ) . 500 513,303
Series B , RB , 5.00% , 05/15/26 ......... 190 190,985
Mansfield Independent School District, Series
2019B, GO, 5.00%, 02/15/26 (PSF) ..... 150 153,445
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B , RB , 5.00% , 11/01/26 ..... 270 273,993
Series A , RB , 5.00% , 11/01/26 ......... 370 384,132
Series A , RB , 5.00% , 11/01/27 ......... 230 238,393
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 120 122,768
Montgomery Independent School District, Series
2015, GO, 5.00%, 02/15/26 (PSF) ...... 300 300,210
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... 150 151,992
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 200 205,055
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2016, RB, 5.00%, 06/01/26 .......... 125 128,522
North Texas Municipal Water District Water
System, Series 2021A, RB, 5.00%, 09/01/26 330 341,017
North Texas Tollway Authority
Series 2019A , RB , 5.00% , 01/01/26 ..... 95 96,856
Series 2020C , RB , 5.00% , 01/01/26 ..... 290 295,667
Series 2021B , RB , 5.00% , 01/01/26 ..... 285 290,569
Series 2024A , RB , 5.00% , 01/01/26 ..... 500 509,771
Security
Par (000)
Par (000) Value
Texas (continued)
Series A , RB , 5.00% , 01/01/27 ......... USD 480 $ 489,116
Series B , RB , 5.00% , 01/01/27 ......... 210 213,988
Series 2016A , RB , 5.00% , 01/01/28 ..... 445 452,365
Series B , RB , 5.00% , 01/01/28 ......... 310 314,855
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 195 201,207
Series 2017 , GO , 4.00% , 08/15/26 ( PSF ) .. 190 193,368
Series 2015 , GO , 5.00% , 08/15/26 ( PSF ) .. 130 131,461
Series 2021 , GO , 5.00% , 08/15/26 ( PSF ) .. 210 216,852
Series 2022A , GO , 5.00% , 08/15/26 ( PSF ) 155 160,058
Northwest Independent School District
Series 2015A , GO , 5.00% , 02/15/26 ( PSF ) 340 340,600
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 230 235,043
Permanent University Fund - Texas A&M
University System
Series 2009A , RB , 5.00% , 07/01/26 ..... 100 100,877
Series 2015A , RB , 5.50% , 07/01/26 ..... 300 303,240
Permanent University Fund - University of Texas
System, Series 2016A, RB, 5.00%, 07/01/26 440 443,353
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 300 306,673
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 150 152,988
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ...... 415 428,270
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 465 480,422
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/26 (PSF) ...... 280 289,307
San Antonio Water System
Series 2022B , RB , 5.00% , 05/15/26 ..... 120 123,331
Series 2016C , RB , 5.00% , 05/15/27 ..... 190 196,037
San Jacinto Community College District, Series
2015, GO, 5.00%, 02/15/26 .......... 185 185,271
Spring Branch Independent School District,
Series 2018, GO, 5.00%, 02/01/26 (PSF) .. 215 219,650
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 205 212,033
State of Texas
Series 2016 , GO , 5.00% , 04/01/26 ...... 630 646,611
Series 2018A , GO , 5.00% , 08/01/26 ..... 100 101,031
Series 2019A , GO , 5.00% , 08/01/26 ..... 135 139,567
Series 2018A , GO , 5.00% , 10/01/26 ..... 625 648,428
Series 2024 , GO , 5.00% , 10/01/26 ...... 1,000 1,037,484
Series 2016A , GO , 5.00% , 04/01/27 ..... 20 20,499
Series B-1 , GO , 5.00% , 08/01/27 ....... 360 371,602
Tarrant County Cultural Education Facilities
Finance Corp., Series 2022E, RB, VRDN,
5.00%, 05/15/26
(a)
................ 500 510,295
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 230 236,741
Series 2017C , RB , 5.00% , 05/15/26 ..... 790 813,153
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 118,370
Series 2016C , RB , 4.00% , 05/15/27 ..... 155 156,988
Series 2016E , RB , 4.00% , 05/15/27 ..... 180 182,377
Series 2016C , RB , 4.00% , 05/15/28 ..... 300 302,972
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/26 ...... 270 277,760
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,705 1,767,782
Series 2016A , RB , 5.00% , 10/01/26 ..... 555 575,436
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 (AGM) .......... 300 309,465
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 2,135 2,185,540
Series 2019A , RB , 5.00% , 03/15/26 ..... 125 127,959

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Tech University System, Series 2015A,
RB, 5.00%, 02/15/26 .............. USD 695 $ 696,179
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/26 ...... 585 600,441
Series 2017A , RB , 5.00% , 04/15/26 ..... 245 251,467
Series 2018B , RB , 5.00% , 04/15/26 ..... 365 374,634
Series 2022 , RB , 5.00% , 04/15/26 ...... 100 102,640
Series A , RB , 5.00% , 04/15/26 ......... 255 258,771
Series 2020 , RB , 5.00% , 08/01/26 ...... 355 366,640
Series 2021 , RB , 5.00% , 08/01/26 ...... 145 149,754
Series 2018A , RB , 5.00% , 10/15/26 ..... 320 331,889
Series 2018B , RB , 5.00% , 10/15/26 ..... 570 591,178
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/26 ...... 705 728,172
Series 2019 , RB , 5.00% , 08/01/26 ...... 250 258,217
55,496,393
Utah — 1.8%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/26 ( GTD ) 205 210,215
Series 2021A , GO , 5.00% , 03/15/26 ( GTD ) 785 804,969
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/26 ......... 760 779,734
County of Salt Lake
Series 2017B , RB , 5.00% , 02/01/26 ..... 125 127,839
Series 2017 , RB , 5.00% , 08/15/26 ...... 140 144,867
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 975 994,394
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,100 1,121,881
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 5.00%, 07/01/26 ..... 370 377,432
Park City School District, Series 2022, GO,
5.00%, 02/01/26 (GTD) ............. 100 102,272
Provo School District, Series 2016, GO,
5.00%, 06/15/26 (GTD) ............. 55 56,003
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 265 273,730
Series 2019 , GO , 5.00% , 07/01/26 ...... 70 72,306
Series 2020 , GO , 5.00% , 07/01/26 ...... 850 878,000
Series 2020B , GO , 5.00% , 07/01/26 ..... 640 661,083
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/26 .......... 375 386,509
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/26 ..... 125 126,360
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 160 165,405
Series 2018A , RB , 5.00% , 08/01/26 ..... 195 201,587
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 200 206,756
Series B1 , RB , 5.00% , 08/01/26 ........ 300 310,134
Series B1 , RB , 5.00% , 08/01/28 ........ 255 263,241
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/26 ..... 720 725,655
8,990,372
Vermont — 0.2%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/26 ...... 1,000 1,040,791
Series 4 , RB , 5.00% , 12/01/26 ( ST
INTERCEPT ) .................. 105 109,283
1,150,074
Security
Par (000)
Par (000) Value
Virginia — 3.8%
Arlington County Industrial Development
Authority, Series 2023A, RB, 5.00%, 01/01/26 USD 250 $ 254,654
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/26 (SAW) ............ 110 113,436
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 124,022
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 180,714
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 450,366
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 210 214,106
City of Richmond
Series 2017D , GO , 5.00% , 03/01/26 ( SAW ) 190 194,737
Series 2016A , RB , 5.00% , 01/15/27 ..... 275 280,533
City of Suffolk
Series 2015 , GO , 5.00% , 02/01/26 ( SAW ) . 225 225,000
Series 2016A , GO , 5.00% , 02/01/26 ..... 85 86,925
Commonwealth of Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 80 82,312
Series A , GO , 5.00% , 06/01/26 ........ 125 128,612
County of Arlington
Series 2018 , GO , 5.00% , 08/15/26 ...... 230 238,044
Series A , GO , 5.00% , 08/15/30 ........ 160 165,292
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/26 ................. 185 188,840
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/26 ..... 375 387,414
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 1,255 1,272,768
Series 2021A , GO , 4.00% , 10/01/26 ( SAW ) 195 199,223
Series 2016A , GO , 5.00% , 10/01/35 ( SAW ) 135 138,598
County of Henrico
Series 2015 , GO , 5.00% , 08/01/26 ...... 100 103,426
Series 2017A , GO , 5.00% , 08/01/26 ..... 155 160,310
Series 2019 , GO , 5.00% , 08/01/26 ( SAW ) . 105 108,597
County of Loudoun
Series 2016A , GO , 5.00% , 12/01/26 ..... 195 198,516
Series 2017A , GO , 5.00% , 12/01/26 ( SAW ) 165 171,847
Series 2020A , GO , 5.00% , 12/01/26 ( SAW ) 425 442,637
Series 2020B , GO , 5.00% , 12/01/26 ( SAW ) 100 104,150
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 1,000 1,041,499
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/27 ..... 210 216,392
Series 2016A , RB , 5.00% , 08/01/37 ..... 1,550 1,600,004
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 200 206,865
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 440 449,870
Series 2019B , RB , 5.00% , 02/01/26 ..... 295 301,617
Series 2019C , RB , 5.00% , 02/01/26 ..... 565 577,674
Series 2020A , RB , 5.00% , 02/01/26 ..... 810 828,169
Series A , RB , 5.00% , 02/01/26 ......... 185 189,150
Series B , RB , 5.00% , 09/01/26 ( ST
INTERCEPT ) .................. 255 257,866
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 330 340,977
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 15 15,498
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/26 ...... 470 481,404
Series 2017A , RB , 5.00% , 05/15/26 ..... 370 380,291
Series 2016 , RB , 5.00% , 09/15/26 ...... 105 108,664
Series 2018 , RB , 5.00% , 09/15/26 ...... 100 103,490
Series 2020 , RB , 5.00% , 09/15/26 ...... 75 77,617
Series 2016 , RB , 5.00% , 09/15/27 ...... 350 362,273

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public Building Authority
Series 2018A , RB , 5.00% , 08/01/26 ..... USD 140 $ 144,820
Series 2020A , RB , 5.00% , 08/01/26 ..... 155 160,336
Series 2022A , RB , 5.00% , 08/01/26 ..... 500 517,213
Series B , RB , 5.00% , 08/01/26 ......... 215 222,401
Series A , RB , 5.00% , 08/01/27 ......... 500 516,927
Virginia Public School Authority
Series 2022 , RB , 5.00% , 04/15/26 ...... 135 138,693
Series 2015A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 270 272,928
Series 2016B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 175 180,946
Series 2017C , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 115 118,908
Series 2018A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 110 113,738
Series 2019A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 100 103,398
Series 2019B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 335 346,383
Series 2021A , RB , 5.00% , 08/01/26 ( SAW ) 355 367,062
Virginia Resources Authority
Series 2015 , RB , 5.00% , 11/01/26 ...... 215 218,314
Series 2017A , RB , 5.00% , 11/01/26 ..... 490 509,180
Series 2017C , RB , 5.00% , 11/01/26 ..... 140 145,480
Series 2018C , RB , 5.00% , 11/01/26 ..... 435 452,027
Series 2021C , RB , 5.00% , 11/01/26 ..... 505 524,767
Series 2016A , RB , 5.00% , 11/01/27 ..... 275 285,486
19,093,406
Washington — 4.5%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 336,360
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 70 71,170
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 345 358,297
City of Seattle
Series 2019B , RB , 5.00% , 02/01/26 ..... 490 501,179
Series 2016B , RB , 5.00% , 04/01/26 ..... 355 364,424
Series 2015A , GO , 5.00% , 06/01/26 ..... 285 287,042
Series 2017 , RB , 5.00% , 07/01/26 ...... 230 237,173
Series 2022A , GO , 4.00% , 09/01/26 ..... 340 347,093
Series 2017C , RB , 5.00% , 09/01/26 ..... 240 248,616
Series 2016B , RB , 5.00% , 04/01/27 ..... 260 266,476
Series 2016C , RB , 4.00% , 10/01/27 ..... 110 111,930
Series 2016A , GO , 4.00% , 04/01/28 ..... 80 80,893
Series 2016B , RB , 5.00% , 04/01/28 ..... 230 235,676
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/26 ................. 285 294,792
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 223,596
City of Tacoma, Series 2015, RB,
3.25%, 12/01/26 ................. 1,150 1,150,419
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/26 ...... 500 510,179
Clark County School District No. 37 Vancouver
Series 2021 , GO , 4.00% , 12/01/26 ( GTD ) . 110 112,293
Series 2019 , GO , 5.00% , 12/01/26 ( GTD ) . 200 207,887
County of King
Series 2021A , GO , 4.00% , 01/01/26 ..... 175 177,110
Series 2019A , GO , 5.00% , 06/01/26 ..... 170 175,172
Series 2016B , RB , 5.00% , 07/01/26 ..... 315 325,179
Series 2017 , GO , 5.00% , 07/01/26 ...... 100 103,231
Series 2018B , RB , 5.00% , 07/01/26 ..... 580 598,742
Security
Par (000)
Par (000) Value
Washington (continued)
County of Pierce, Series 2019A, GO,
5.00%, 07/01/26 ................. USD 110 $ 113,524
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 215 223,557
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. 60 62,388
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/26 ..... 1,005 1,014,037
Series 2015C , RB , 5.00% , 07/01/26 ..... 385 388,462
Series 2016A , RB , 5.00% , 07/01/26 ..... 800 825,678
Series 2017A , RB , 5.00% , 07/01/26 ..... 775 799,875
Series 2021A , RB , 5.00% , 07/01/26 ..... 360 371,555
Series 2016-A , RB , 5.00% , 07/01/27 ..... 175 180,090
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project, Series 2024B,
RB, 5.00%, 01/01/26 .............. 500 509,952
King County School District No. 414
Lake Washington, Series 2016, GO,
4.00%, 12/01/26 (GTD) ............. 600 607,966
Pierce County School District No. 10 Tacoma
Series 2014 , GO , 5.00% , 12/01/26 ( GTD ) . 735 735,701
Series 2015 , GO , 5.00% , 12/01/26 ( GTD ) . 240 243,845
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/27
(GTD) ....................... 100 103,895
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/26 ...... 555 567,174
Series 2021B , RB , 5.00% , 06/01/26 ..... 140 144,077
Series 2022A , RB , 5.00% , 08/01/26 ..... 800 826,191
State of Washington
Series R-2020A , GO , 5.00% , 01/01/26 ... 225 229,651
Series 2015B , GO , 5.00% , 02/01/26 ..... 685 685,000
Series 2016C , GO , 5.00% , 02/01/26 ..... 190 194,287
Series 2017D , GO , 5.00% , 02/01/26 ..... 190 194,287
Series 2019C , GO , 5.00% , 02/01/26 ..... 100 102,256
Series 2005C , GO , 0.00% , 06/01/26
( AMBAC )
(b)
.................... 100 96,061
Series 2017C , GO , 4.00% , 06/01/26 ..... 240 244,081
Series R-2022D , GO , 4.00% , 07/01/26 ... 450 458,129
Series R-2020D , GO , 5.00% , 07/01/26 ... 155 159,931
Series R-2020C , GO , 5.00% , 07/01/26 ... 610 629,408
Series R-2016B , GO , 5.00% , 07/01/26 ... 655 668,004
Series R-2025C , GO , 5.00% , 07/01/26 ... 335 345,658
Series R-2025B , GO , 5.00% , 07/01/26 ... 165 170,250
Series 2018B , GO , 5.00% , 08/01/26 ..... 125 129,210
Series R-2017A , GO , 5.00% , 08/01/26 ... 65 67,189
Series R-2018C , GO , 5.00% , 08/01/26 ... 105 108,536
Series 2018A , GO , 5.00% , 08/01/26 ..... 500 516,840
Series 2017A , GO , 5.00% , 08/01/26 ..... 415 428,977
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 200 202,169
Series 2020A , GO , 5.00% , 08/01/26 ..... 420 434,146
Series R-2017A , GO , 5.00% , 08/01/27 ... 45 46,412
Series 2017B , GO , 5.00% , 08/01/27 ..... 155 159,865
Series R-2017A , GO , 5.00% , 08/01/28 ... 295 303,690
Series R-2017B , GO , 5.00% , 08/01/28 ... 285 293,396
University of Washington
Series 2015C , RB , 5.00% , 12/01/26 ..... 630 640,464
Series A , RB , 5.00% , 12/01/26 ......... 225 233,837
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/26
(c)
.... 140 143,089
22,927,719

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
West Virginia — 0.4%
School Building Authority of West Virginia, Series
2014A, RB, 5.00%, 07/01/26 ......... USD 145 $ 145,237
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 116 119,337
Series 2019A , GO , 5.00% , 06/01/26 ..... 160 164,602
Series 2021A , GO , 5.00% , 06/01/26 ..... 150 154,315
Series 1999A , GO , 0.00% , 11/01/26
( NPFGC )
(b)
.................... 255 241,842
Series 2018B , GO , 5.00% , 12/01/26 ..... 210 218,413
Series 2019A , GO , 5.00% , 12/01/26 ..... 270 280,817
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 315 324,844
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/26 .............. 155 159,295
1,808,702
Wisconsin — 1.7%
Milwaukee Metropolitan Sewerage District,
Series 2020D, GO, 4.00%, 10/01/26 ..... 105 107,137
State of Wisconsin
Series 2019A , RB , 5.00% , 05/01/26 ..... 970 996,710
Series 2020A , GO , 5.00% , 05/01/26 ..... 100 102,860
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 175 180,005
Series 2016-1 , GO , 4.00% , 11/01/26 ..... 480 481,387
Series 2016-1 , GO , 5.00% , 11/01/26 ..... 795 799,215
Series 2016-2 , GO , 5.00% , 11/01/26 ..... 390 399,798
Series 20171 , GO , 5.00% , 11/01/26 ..... 720 748,684
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 605 629,102
Series 20173 , GO , 5.00% , 11/01/26 ..... 115 119,581
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 190 192,476
Series 2017B , RB , 5.00% , 05/01/28 ..... 245 251,746
State of Wisconsin Environmental Improvement
Fund
Series 2017A , RB , 5.00% , 06/01/26 ..... 700 704,658
Series 2018A , RB , 5.00% , 06/01/26 ..... 740 762,265
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2020A , RB , 5.00% , 06/01/26 ..... USD 230 $ 236,920
Wisconsin Department of Transportation
Series 2015-1 , RB , 5.00% , 07/01/26 ..... 420 423,517
Series 20171 , RB , 5.00% , 07/01/26 ..... 295 304,427
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 525 541,777
Series 2019A , RB , 5.00% , 07/01/26 ..... 160 165,113
Series 2019A , RB , 5.00% , 07/01/27 ..... 300 308,896
Series 2019A , RB , 5.00% , 07/01/28 ..... 145 149,259
8,605,533
Total Long-Term Investments — 98 .9%
(Cost: $ 506,398,745 ) .............................. 504,323,477
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.99%
(d) (e)
......... 196,989 197,009
Total Short-Term Securities — 0.0%
(Cost: $ 197,009 ) ................................. 197,009
Total Investments — 98 .9%
(Cost: $ 506,595,754 ) .............................. 504,520,486
Other Assets Less Liabilities — 1.1% .................... 5,332,449
Net Assets — 100.0% ...............................
$ 509,852,935
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 679,857 $ — $ (482,848)
(a)
$ — $ — $ 197,009 196,989 $ 5,473 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 504,323,477 $ — $ 504,323,477
Short-Term Securities
Money Market Funds ...................................... 197,009 — — 197,009
$ 197,009 $ 504,323,477 $ — $ 504,520,486
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes